     UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-00214
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     SENTINEL GROUP FUNDS, INC.
--------------------------------

(Exact name of registrant as specified in charter)

ONE NATIONAL LIFE DRIVE MONPELIER, VT 05604
-------------------------

(Address of principal executive offices) (Zip code)

SENTINEL ADMINISTRATIVE SERVICES, INC. ONE NATIONAL LIFE DRIVE

     MONTPELIER, VT 05604
---------------------------------------
(Name and address of agent for service)

(800) 282-3863
--------------

Registrant's telephone number, including area code

Date of fiscal year end: 11/30/08

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Date of reporting period: 02/29/08

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●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●

Sentinel Balanced Fund

Fund Profile
at February 29, 2008 (Unaudited)
Portfolio Weightings
Asset Category	Percent of Net Assets

Common Stocks	65.7%

U.S. Government Obligations	33.8%

Cash and Other	0.5%

Top 10 Equity Holdings*		Top 10 Fixed Income Holdings*
				Maturity	Percent of
Description	Percent of Net Assets	Description	Coupon	Date	Net Assets

ExxonMobil Corp.	2.5%	FNR 06-63 VH	6.50%	03/25/23	5.0%

General Electric Co.	1.7%	FNR 06-66 NV	6.50%	02/25/24	3.6%

Freeport-McMoRan Copper & Go	1.5%	FNR 06-88 BV	6.50%	11/25/25	2.9%

United Technologies Corp.	1.5%	FHR 3395 C	6.75%	01/15/24	2.7%

Johnson & Johnson	1.4%	FHR 2931 JG	5.00%	02/15/35	2.2%

Medtronic, Inc.	1.4%	FNR 07-84 PA	6.00%	03/25/29	1.6%

Chevron Corp.	1.3%	FHR 3181 BV	6.50%	06/15/26	1.6%

Procter & Gamble Co.	1.2%	FHR 2454 BK	6.50%	05/15/32	1.6%

Honeywell Int'l., Inc.	1.2%	FNMA 962249	6.00%	03/01/38	1.5%

Bank of New York Mellon Corp.	1.1%	FNMA 256993	6.50%	11/01/27	1.5%

Total of Net Assets*	14.8%	Total of Net Assets*			24.2%

Average Effective Duration (for all Fixed Income Holdings) 4.2 years**

*"Top 10 Equity Holdings" and "Top 10 Fixed Income Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

**The average effective duration considers the call and put date of a security and the pre-payment risk of mortgage-backed bonds to measure the sensitivity of the Fund's price due to changes in interest rates.

Investment in Securities
at February 29, 2008 (Unaudited)
	Principal
	Amount	Value
	(M=$1,000)	(Note 2)

U.S. Government Obligations		33.8%
Federal Home Loan Mortgage
Corporation	13.1%
Agency Discount Notes:
2.63%, 03/04/08	6,000M $	5,998,685

Collateralized Mortgage Obligations:
FHR 3395 C
6.75%, 01/15/24	6,827M	7,280,569
FHR 3181 BV
6.5%, 06/15/26	3,996M	4,297,265
FHR 2454 BK
6.5%, 05/15/32	4,000M	4,245,840
FHR 2931 JG
5%, 02/15/35	6,000M	5,820,983
FHR 3395 B
5%, 12/15/37	4,000M	3,820,901

		25,465,558

Mortgage-Backed Securities:
15-Year:
FHLMC E02413
6%, 11/01/22	981M	1,012,251

	Principal
	Amount	Value
	(M=$1,000)	(Note 2)

20-Year:
FHLMC P00020
6.5%, 10/01/22	565M $	585,963

30-Year:
FHLMC G03780
5.5%, 01/01/38	1,996M	2,009,090

Total Federal Home Loan
Mortgage Corporation		35,071,547

Federal National Mortgage
Association	19.5%
Collateralized Mortgage Obligations:
FNR 06-63 VH
6.5%, 03/25/23	12,500M	13,388,190
FNR 06-78 BV
6.5%, 06/25/23	1,500M	1,610,963
FNR 06-66 NV
6.5%, 02/25/24	9,000M	9,595,766
FNR 06-88 BV
6.5%, 11/25/25	7,232M	7,778,344
FNR 07-84 PA
6%, 03/25/29	4,200M	4,374,448

	Principal
	Amount	Value
	(M=$1,000)	(Note 2)

FNR 07-83 PB
6%, 09/25/31	3,502M $	3,671,463

		40,419,174

Mortgage-Backed Securities:
20-Year:
FNMA 256993
6.5%, 11/01/27	3,822M	3,973,772

30-Year:
FNMA 500296
6%, 04/01/29	15M	15,808
FNMA 748895
6%, 12/01/33	804M	823,738
FNMA 962249
6%, 03/01/38	4,000M	4,089,462

		4,929,008

40-Year:
FNMA 889258
7%, 01/01/48	3,000M	3,134,063

Total Federal National
Mortgage Association		52,456,017

The accompanying notes are an integral part of the financial statements.

●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●

Sentinel Balanced Fund

	Principal
	Amount	Value
	(M=$1,000)	(Note 2)

Government National Mortgage
Corporation 1.2%
Collateralized Mortgage Obligations:
GNR 01-53 PB
6.5%, 11/20/31	3,000M $	3,209,103

Mortgage-Backed Securities:
15-Year:
GNMA 514482
7.5%, 09/15/14	75M	78,888

30-Year:
GNMA 26446
9%, 02/15/09	2M	2,508

Total Government National
Mortgage Corporation		3,290,499

Total U.S. Government
Obligations
(Cost $88,058,101)		90,818,063

	Shares

Common Stocks	65.7%
Consumer Discretionary 3.2%
Comcast Corp.	110,400	2,136,240
McDonald's Corp.	35,000	1,893,850
McGraw-Hill Cos., Inc.	29,600	1,211,528
Time Warner, Inc.	117,100	1,827,931
Walt Disney Co.	45,000	1,458,450

		8,527,999

Consumer Staples	6.4%
Altria Group, Inc.	30,000	2,194,200
CVS Caremark Corp.	34,600	1,397,148
Diageo PLC ADR *	15,000	1,231,500
HJ Heinz Co.	45,000	1,984,950
Kellogg Co.	30,000	1,521,600
Kimberly-Clark Corp.	30,000	1,955,400
Kraft Foods, Inc.	28,026	873,570
PepsiCo, Inc.	40,000	2,782,400
Procter & Gamble Co.	50,000	3,309,000

		17,249,768

Energy 8.7%
Chevron Corp.	40,000	3,466,400
EOG Resources, Inc.	22,500	2,677,275
ExxonMobil Corp.	78,000	6,786,780
Noble Energy, Inc.	17,500	1,354,500
Pride Int'l., Inc. *	40,000	1,417,600
Schlumberger Ltd.	35,000	3,025,750
Transocean, Inc.	11,892	1,670,945
Weatherford Int'l., Ltd. *	44,000	3,032,480

		23,431,730

	Shares	Value
		(Note 2)

Financials 10.2%
ACE Ltd.	21,400 $	1,203,536
American Express Co.	57,800	2,444,940
American Int'l. Group, Inc.	50,000	2,343,000
Ameriprise Financial, Inc.	8,120	411,197
Bank of America Corp.	60,000	2,384,400
Bank of New York Mellon
Corp.	70,000	3,070,900
Citigroup, Inc.	80,000	1,896,800
Goldman Sachs Group,
Inc.	8,000	1,357,040
Hartford Financial
Services	17,500	1,223,250
JPMorgan Chase & Co.	40,000	1,626,000
Marsh & McLennan Cos.,
Inc.	30,000	764,100
Merrill Lynch & Co., Inc.	20,500	1,015,980
Moody's Corp.	27,400	1,040,652
Morgan Stanley	15,000	631,800
Travelers Cos., Inc.	32,800	1,522,248
US Bancorp	50,000	1,601,000
Wachovia Corp.	30,000	918,600
Wells Fargo & Co.	61,000	1,783,030

		27,238,473

Health Care 10.5%
Amgen, Inc. *	30,000	1,365,600
Baxter Int'l., Inc.	20,000	1,180,400
Bristol-Myers Squibb Co.	45,000	1,017,450
Cigna Corp.	21,000	936,180
Covidien Ltd.	56,000	2,396,240
Eli Lilly & Co.	30,000	1,500,600
Hospira, Inc. *	35,000	1,489,600
Johnson & Johnson	60,000	3,717,600
Medco Health Solutions,
Inc. *	20,000	886,200
Medtronic, Inc.	75,000	3,702,000
Merck & Co., Inc.	32,500	1,439,750
Pfizer, Inc.	95,000	2,116,600
Quest Diagnostics, Inc.	15,800	753,186
Schering-Plough Corp.	50,000	1,085,000
St. Jude Medical, Inc. *	25,000	1,074,500
Teva Pharmaceutical
Industries Ltd. ADR *	35,000	1,717,450
Zimmer Holdings, Inc. *	25,000	1,882,250

		28,260,606

Industrials 10.5%
Boeing Co.	25,000	2,069,750
Canadian National
Railway Co.	49,600	2,617,888

	Shares	Value
		(Note 2)

Deere & Co.	20,000 $	1,704,200
General Dynamics Corp.	23,000	1,882,550
General Electric Co.	135,000	4,473,900
Honeywell Int'l., Inc.	55,400	3,187,716
Northrop Grumman Corp.	21,000	1,650,810
Rockwell Automation, Inc.	20,000	1,094,200
Tyco Int'l. Ltd.	26,525	1,062,591
Union Pacific Corp.	16,500	2,058,540
United Technologies Corp.	57,000	4,019,070
Waste Management, Inc.	70,800	2,324,364

		28,145,579

Information Technology 10.3%
Accenture Ltd.	25,000	881,250
Activision, Inc. *	42,000	1,144,500
Adobe Systems, Inc. *	45,000	1,514,250
Broadcom Corp. *	70,000	1,323,700
Cisco Systems, Inc. *	85,000	2,071,450
EMC Corp. *	89,900	1,397,046
Fiserv, Inc. *	15,900	836,658
Intel Corp.	100,000	1,995,000
Int'l. Business Machines
Corp.	20,000	2,277,200
Microchip Technology,
Inc.	40,000	1,231,200
Microsoft Corp.	100,000	2,722,000
Motorola, Inc.	100,000	997,000
Network Appliance, Inc. *	60,000	1,297,200
Nokia Oyj ADR *	40,000	1,440,400
Oracle Corp. *	39,900	750,120
SAP AG ADR *	37,300	1,768,393
Seagate Technology	80,000	1,725,600
Texas Instruments, Inc.	50,000	1,498,000
Tyco Electronics Ltd.	26,525	872,673

		27,743,640

Materials 3.1%
EI Du Pont de Nemours &
Co.	40,000	1,856,800
Freeport-McMoRan
Copper & Gold, Inc.	40,000	4,034,400
Pactiv Corp. *	20,500	519,060
Praxair, Inc.	25,000	2,007,000

		8,417,260

Telecommunication Services		2.0%
America Movil SA de CV
ADR *	40,000	2,418,400
AT&T, Inc.	38,500	1,340,955

The accompanying notes are an integral part of the financial statements.

●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●

Sentinel Balanced Fund

	Shares	Value
		(Note 2)

Verizon Communications,
Inc.	40,000 $	1,452,800

		5,212,155

Utilities 0.8%
Entergy Corp.	20,000	2,054,800

Total Common Stocks
(Cost $120,109,308)		176,282,010

Principal Amount (M=$1,000)

Corporate Short-Term Notes 1.5%

Wells Fargo Co.
2.98%, 03/14/08
(Cost $3,995,696)	4,000M	3,995,696

Total Investments 101.0%
(Cost $212,163,105)†		271,095,769

Excess of Liabilities
Over Other
Assets (1.0)%		(2,597,597)

Net Assets 100.0%		$ 268,498,172

* Non-income producing

  Cost for federal income tax purposes is $212,163,105. At February 29, 2008 unrealized appreciation for federal income tax purposes aggregated $58,932,664 of which $63,298,342 related to appreciated securities and $4,365,677 related to depreciated securities.

ADR - American Depository Receipt

The accompanying notes are an integral part of the financial statements.

●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●

Sentinel Capital Growth Fund

Fund Profile at February 29, 2008 (Unaudited)

Top Sectors
Sector	Percent of Net Assets	Sector	Percent of Net Assets

Industrials	20.6%	Consumer Staples	8.%

Materials	17.7%	Consumer Discretionary	5.%

Information Technology	15.2%	Financials	4.%

Health Care	12.0%	Telecommunication Services	3.%

Energy	10.4%

Top 10 Holdings*
Description	Percent of Net Assets	Description	Percent of Net Assets

Praxair, Inc.	4.2%	Schlumberger Ltd.	3.0%

Jacobs Engineering Group, Inc.	4.0%	McDonald's Corp.	2.8%

Emerson Electric Co.	3.7%	BlackRock, Inc.	2.8%

Freeport-McMoRan Copper & Gold, Inc.	3.1%	Cisco Systems, Inc.	2.7%

Gilead Sciences, Inc.	3.0%	Total of Net Assets	32.3%

Walgreen Co.	3.0%

*"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Investment in Securities
at February 29, 2008 (Unaudited)

	Shares	Value
		(Note 2)

Common Stocks	97.7%
Consumer Discretionary	5.2%
Johnson Controls, Inc.	55,000 $	1,807,300
McDonald's Corp.	90,500	4,896,955
Tiffany & Co.	58,000	2,183,120

		8,887,375

Consumer Staples	8.8%
Colgate-Palmolive Co.	36,000	2,739,240
Corn Products Int'l., Inc.	36,100	1,325,231
PepsiCo, Inc.	33,554	2,334,016
Procter & Gamble Co.	35,770	2,367,259
Walgreen Co.	140,000	5,111,400
Wal-Mart de Mexico SAB
de CV ADR	36,611	1,319,826

		15,196,972

Energy 10.4%
Devon Energy Corp.	15,000	1,540,800
EOG Resources, Inc.	20,000	2,379,800
ExxonMobil Corp.	51,200	4,454,912
Noble Corp.	20,000	983,000
Schlumberger Ltd.	59,000	5,100,550
St. Mary Land &
Exploration Co.	10,000	368,800
Transocean, Inc.	19,000	2,669,690

	Shares	Value
		(Note 2)

Weatherford Int'l., Ltd. *	6,000 $	413,520

		17,911,072

Financials 4.5%
BlackRock, Inc.	25,000	4,831,250
CME Group, Inc.	5,000	2,566,500
Wells Fargo & Co.	10,000	292,300

		7,690,050

Health Care 12.0%
Abbott Laboratories	17,835	955,064
Covidien Ltd.	10,000	427,900
Gilead Sciences, Inc. *	110,400	5,224,128
Medtronic, Inc.	70,428	3,476,326
Roche Holding AG ADR	45,000	4,401,000
St. Jude Medical, Inc. *	37,000	1,590,260
Stryker Corp.	71,000	4,622,810

		20,697,488

Industrials 20.6%
Boeing Co.	21,000	1,738,590
Canadian Pacific Railway
Ltd.	35,000	2,561,650
Caterpillar, Inc.	5,000	361,650
Deere & Co.	8,000	681,680
Donaldson Co., Inc.	40,000	1,686,400
Emerson Electric Co.	125,000	6,370,000
General Dynamics Corp.	6,200	507,470

	Shares	Value
		(Note 2)

General Electric Co.	125,155 $	4,147,637
Goodrich Corp.	30,000	1,776,900
Honeywell Int'l., Inc.	10,600	609,924
Illinois Tool Works, Inc.	40,000	1,962,800
Jacobs Engineering
Group, Inc. *	85,000	6,824,650
Kansas City Southern *	25,000	895,000
Paccar, Inc.	25,300	1,097,514
Precision Castparts Corp.	15,000	1,655,850
Union Pacific Corp.	8,000	998,080
United Technologies Corp.	21,900	1,544,169

		35,419,964

Information Technology 15.2%
Ansys, Inc. *	25,000	934,250
Apple, Inc. *	9,500	1,187,690
Autodesk, Inc. *	100,000	3,109,000
Automatic Data
Processing, Inc.	65,763	2,627,232
Broadcom Corp. *	25,000	472,750
Cisco Systems, Inc. *	192,870	4,700,242
Cognizant Technology
Solutions Corp. *	26,500	800,565
Corning, Inc.	100,000	2,323,000
EMC Corp. *	100,400	1,560,216
Google, Inc. *	1,000	471,180

The accompanying notes are an integral part of the financial statements.

●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●

Sentinel Capital Growth Fund

	Shares	Value
		(Note 2)

Hewlett-Packard Co.	40,000 $	1,910,800
Int'l. Business Machines
Corp.	30,000	3,415,800
Microsoft Corp.	98,586	2,683,511

		26,196,236

Materials 17.7%
Allegheny Technologies,
Inc.	25,000	1,933,750
BHP Billiton Ltd. ADR	43,000	3,146,740
Carpenter Technology
Corp.	48,000	3,015,840
Commercial Metals Co.	80,100	2,439,846
Companhia Vale do Rio
Doce ADR *	70,000	2,438,800
Freeport-McMoRan
Copper & Gold, Inc.	53,700	5,416,182
Monsanto Co.	7,000	809,760
Praxair, Inc.	90,800	7,289,424
Streettracks Gold Trust *	40,000	3,847,200

		30,337,542

Telecommunication Services 3.3%
AT&T, Inc.	70,000	2,438,100
Verizon Communications,
Inc.	90,000	3,268,800

		5,706,900

Total Common Stocks
(Cost $111,826,254)		168,043,599

Principal
	Amount
(M=$1,000)

Corporate Short-Term Notes		0.9%
American Express
2.75%, 03/04/08
(Cost $1,499,656)	1,500M	1,499,656

U.S. Government Obligations		1.0%
2.4%, 03/07/08
(Cost $1,699,320)	1,700M	1,699,320

Total Investments 99.6%
(Cost $115,025,230)†		171,242,575

Other Assets in
Excess of
Liabilities 0.4%		741,608

Net Assets 100.0%	$ 171,984,183

* Non-income producing

†	Cost for federal income tax purposes is
$115,025,230. At February 29, 2008
unrealized appreciation for federal income tax
purposes aggregated $56,217,345 of which
$58,570,447 related to appreciated securities
and $2,353,102 related to depreciated
securities.
ADR	- American Depository Receipt

The accompanying notes are an integral part of the financial statements.

●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●

Sentinel Common Stock Fund

Fund Profile at February 29, 2008 (Unaudited)

Top Sectors
Sector	Percent of Net Assets	Sector	Percent of Net Assets

Industrials	15.7%	Consumer Staples	10.%

Energy	15.1%	Materials	5.%

Information Technology	14.2%	Consumer Discretionary	4.%

Health Care	14.0%	Telecommunication Services	2.%

Financials	13.8%	Utilities	1.%

Top 10 Holdings*
Description	Percent of Net Assets	Description	Percent of Net Assets

ExxonMobil Corp.	4.2%	Chevron Corp.	2.1%

United Technologies Corp.	3.2%	Procter & Gamble Co.	2.1%

Schlumberger Ltd.	2.7%	Honeywell Int'l., Inc.	2.1%

General Electric Co.	2.6%	Medtronic, Inc.	2.0%

Freeport-McMoRan Copper & Gold, Inc.	2.6%	Total of Net Assets	25.8%

PepsiCo, Inc.	2.2%

*"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Investment in Securities
at February 29, 2008 (Unaudited)

	Shares	Value
		(Note 2)

Common Stocks	97.2%
Consumer Discretionary 4.8%
Comcast Corp.	712,500 $	13,786,875
McDonald's Corp.	204,600	11,070,906
McGraw-Hill Cos., Inc.	183,800	7,522,934
Time Warner, Inc.	1,034,100	16,142,301
TJX Cos., Inc.	120,700	3,862,400
Walt Disney Co.	229,100	7,425,131

		59,810,547

Consumer Staples	10.6%
Altria Group, Inc.	255,400	18,679,956
CVS Caremark Corp.	250,000	10,095,000
Diageo PLC ADR	100,000	8,210,000
HJ Heinz Co.	250,000	11,027,500
Kellogg Co.	225,000	11,412,000
Kimberly-Clark Corp.	200,000	13,036,000
Kraft Foods, Inc.	176,742	5,509,048
PepsiCo, Inc.	388,000	26,989,280
Procter & Gamble Co.	391,475	25,907,816

		130,866,600

Energy 15.1%
Apache Corp.	41,000	4,703,110
Chevron Corp.	300,000	25,998,000
EOG Resources, Inc.	132,500	15,766,175
ExxonMobil Corp.	594,000	51,683,940

	Shares	Value
		(Note 2)

Noble Energy, Inc.	125,000 $	9,675,000
Pride Int'l., Inc. *	300,000	10,632,000
Schlumberger Ltd.	380,000	32,851,000
Transocean, Inc.	83,247	11,697,036
Weatherford Int'l., Ltd. *	344,900	23,770,508

		186,776,769

Financials 13.8%
ACE Ltd.	153,000	8,604,720
American Express Co.	275,000	11,632,500
American Int'l. Group, Inc.	260,000	12,183,600
Ameriprise Financial, Inc.	50,660	2,565,422
Bank of America Corp.	465,724	18,507,872
Bank of New York Mellon
Corp.	564,850	24,779,970
Citigroup, Inc.	475,000	11,262,250
Goldman Sachs Group,
Inc.	60,000	10,177,800
Hartford Financial
Services	124,000	8,667,600
JPMorgan Chase & Co.	367,750	14,949,037
Marsh & McLennan Cos.,
Inc.	165,000	4,202,550
Merrill Lynch & Co., Inc.	98,200	4,866,792
Moody's Corp.	100,000	3,798,000
Morgan Stanley	114,700	4,831,164
Travelers Cos., Inc.	125,000	5,801,250

	Shares	Value
		(Note 2)

US Bancorp	300,000 $	9,606,000
Wachovia Corp.	128,145	3,923,800
Wells Fargo & Co.	356,600	10,423,418

		170,783,745

Health Care 14.0%
Amgen, Inc. *	110,900	5,048,168
Baxter Int'l., Inc.	150,000	8,853,000
Bristol-Myers Squibb Co.	225,000	5,087,250
Cigna Corp.	135,300	6,031,674
Covidien Ltd.	290,000	12,409,100
Eli Lilly & Co.	137,400	6,872,748
Hospira, Inc. *	225,000	9,576,000
Johnson & Johnson	402,800	24,957,488
Medco Health Solutions,
Inc. *	110,000	4,874,100
Medtronic, Inc.	507,500	25,050,200
Merck & Co., Inc.	225,000	9,967,500
Pfizer, Inc.	440,000	9,803,200
Quest Diagnostics, Inc.	107,400	5,119,758
Schering-Plough Corp.	300,000	6,510,000
St. Jude Medical, Inc. *	200,000	8,596,000
Teva Pharmaceutical
Industries Ltd. ADR	200,000	9,814,000
Zimmer Holdings, Inc. *	190,000	14,305,100

		172,875,286

The accompanying notes are an integral part of the financial statements.

●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●

Sentinel Common Stock Fund

	Shares	Value
		(Note 2)

Industrials 15.7%
Boeing Co.	79,000 $	6,540,410
Canadian National
Railway Co.	160,700	8,481,746
Deere & Co.	140,000	11,929,400
General Dynamics Corp.	144,800	11,851,880
General Electric Co.	964,049	31,948,584
Honeywell Int'l., Inc.	449,300	25,852,722
L-3 Communications
Holdings, Inc.	34,000	3,613,860
Northrop Grumman Corp.	131,900	10,368,659
Rockwell Automation, Inc.	160,000	8,753,600
Tyco Int'l. Ltd.	155,850	6,243,351
Union Pacific Corp.	131,600	16,418,416
United Technologies Corp.	560,900	39,549,059
Waste Management, Inc.	380,000	12,475,400

		194,027,087

Information Technology 14.2%
Accenture Ltd.	150,000	5,287,500
Activision, Inc. *	250,000	6,812,500
Adobe Systems, Inc. *	305,000	10,263,250
Broadcom Corp. *	300,000	5,673,000
Cisco Systems, Inc. *	650,000	15,840,500
EMC Corp. *	518,600	8,059,044
Fiserv, Inc. *	94,500	4,972,590
Intel Corp.	650,000	12,967,500
Int'l. Business Machines
Corp.	134,800	15,348,328
Microchip Technology,
Inc.	200,000	6,156,000
Microsoft Corp.	858,900	23,379,258
Motorola, Inc.	600,000	5,982,000
Network Appliance, Inc. *	375,000	8,107,500
Nokia Oyj ADR	250,000	9,002,500
Oracle Corp. *	191,100	3,592,680
SAP AG ADR	258,300	12,246,003
Seagate Technology	389,200	8,395,044
Texas Instruments, Inc.	270,000	8,089,200
Tyco Electronics Ltd.	155,850	5,127,465

		175,301,862

Materials 5.5%
EI Du Pont de Nemours &
Co.	282,300	13,104,366
Freeport-McMoRan
Copper & Gold, Inc.	313,700	31,639,782
Pactiv Corp. *	146,300	3,704,316
Praxair, Inc.	236,000	18,946,080

		67,394,544

	Shares	Value
		(Note 2)

Telecommunication Services		2.3%
America Movil SA de CV
ADR *	200,000 $ 12,092,000
AT&T, Inc.	192,200	6,694,326
Verizon Communications,
Inc.	261,962	9,514,460

		28,300,786

Utilities 1.2%
Entergy Corp.	100,000	10,274,000
Exelon Corp.	63,000	4,715,550

		14,989,550

Total Common Stocks
(Cost $763,106,545)		1,201,126,776

	Principal
	Amount
	(M=$1,000)

Corporate Short-Term Notes 2.8%
American Express Credit
2.8%, 03/06/08	5,000M	4,998,055
Fortis Funding
3.05%, 03/03/08	7,850M	7,848,670
General Electric Capital Corp.
2.9%, 03/05/08	4,000M	3,998,711
New Jersey Natural Gas
2.9%, 03/10/08	8,000M	7,994,200
Reckitt Benckiser
3.12%, 03/11/08	4,500M	4,496,100
UBS Finance
3.01%, 03/07/08	5,000M	4,997,492

Total Corporate
Short-Term Notes
(Cost $34,333,228)		34,333,228

Total Investments 100.0%
(Cost $797,439,773)†		1,235,460,004

Other Assets in
Excess of
Liabilities 0.0%		382,429

Net Assets 100.0%	$ 1,235,842,433

*	Non-income producing
†	Cost for federal income tax purposes is
	$797,439,773. At February 29, 2008
	unrealized appreciation for federal income tax
	purposes aggregated $438,020,231 of which
	$455,813,437 related to appreciated securities
	and $17,793,206 related to depreciated
securities.
ADR	- American Depository Receipt

The accompanying notes are an integral part of the financial statements.

●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●

Sentinel Conservative Allocation Fund

Fund Profile
at February 29, 2008 (Unaudited)
Portfolio Weightings
Asset Category	Percent of Net Assets

U.S. Government Obligations	54.9%

Common Stocks	35.3%

Bonds	7.5%

Foreign Stocks	1.2%

Cash and Other	1.1%

Top 10 Equity Holdings*		Top 10 Fixed Income Holdings*
				Maturity	Percent of
Description	Percent of Net Assets	Description	Coupon	Date	Net Assets

ExxonMobil Corp.	1.3%	FHR 2931 JG	5.00%	02/15/35	6.0%

Deere & Co.	1.2%	FNR 03-51 QH	5.50%	06/25/33	5.3%

ConocoPhillips	1.0%	FHR 3395 B	5.00%	12/15/37	5.0%

Waste Management, Inc.	0.9%	FNMA 889258	7.00%	08/01/47	3.7%

United Technologies Corp.	0.7%	FHLMC E02413	6.00%	11/01/22	3.6%

Honeywell Int'l., Inc.	0.7%	FNMA 938804	6.00%	06/01/37	3.5%

Praxair, Inc.	0.7%	FNR 07-84 PA	6.00%	03/25/29	2.7%

Bank of America Corp.	0.7%	FHLMC G03780	5.50%	01/01/38	2.6%

AT&T, Inc.	0.7%	FNMA 256993	6.50%	11/01/27	2.6%

JPMorgan Chase & Co.	0.7%	GNMA 628416X	6.00%	03/15/24	2.1%

Total of Net Assets*	8.6%	Total of Net Assets*			37.1%

Average Effective Duration (for all Fixed Income Holdings) 5.5 years**

*"Top 10 Equity Holdings" and "Top 10 Fixed Income Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

**The average effective duration considers the call and put date of a security and the pre-payment risk of mortgage-backed bonds to measure the sensitivity of the Fund's price due to changes in interest rates.

Investment in Securities
at February 29, 2008 (Unaudited)
	Principal
	Amount	Value
	(M=$1,000)	(Note 2)

U.S. Government Obligations		54.9%
Federal Home Loan Mortgage
Corporation 25.8%
Agency Discount Notes:
2.095%, 03/04/08	2,750M $	2,749,520

Collateralized Mortgage Obligations:
FHR 3181 BV
6.5%, 06/15/26	1,000M	1,075,482
FHR 2454 BK
6.5%, 05/15/32	1,000M	1,061,460
FHR 2931 JG
5%, 02/15/35	3,500M	3,395,573
FHR 3395 B
5%, 12/15/37	3,000M	2,865,676

		8,398,191

Mortgage-Backed Securities:
15-Year:
FHLMC E02413
6%, 11/01/22	1,962M	2,024,502

	Principal
	Amount	Value
	(M=$1,000)	(Note 2)

30-Year:
FHLMC G03780
5.5%, 01/01/38	1,497M $	1,506,818

Total Federal Home Loan
Mortgage Corporation		14,679,031

Federal National Mortgage
Association	25.1%
Collateralized Mortgage Obligations:
FNR 06-78 BV
6.5%, 06/25/23	1,000M	1,073,975
FNR 07-84 PA
6%, 03/25/29	1,500M	1,562,303
FNR 07-83 PB
6%, 09/25/31	1,000M	1,048,390
FNR 03-51 QH
5.5%, 06/25/33	3,000M	3,003,289

		6,687,957

	Principal
	Amount	Value
	(M=$1,000)	(Note 2)

Mortgage-Backed Securities:
20-Year:
FNMA 256993
6.5%, 11/01/27	1,433M $	1,490,165

30-Year:
FNMA 938804
6%, 06/01/37	1,946M	1,989,002
FNMA 962249
6%, 03/01/38	1,000M	1,022,365

		3,011,367

40-Year:
FNMA 256893
7%, 08/01/47	988M	1,032,150
FNMA 889258
7%, 01/01/48	2,000M	2,089,375

		3,121,525

Total Federal National
Mortgage Association		14,311,014

The accompanying notes are an integral part of the financial statements.

●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●

Sentinel Conservative Allocation Fund

	Principal
	Amount	Value
	(M=$1,000)	(Note 2)

Government National Mortgage
Corporation 4.0%
Collateralized Mortgage Obligations:
GNR 01-53 PB
6.5%, 11/20/31	1,000M $	1,069,701

Mortgage-Backed Securities:
30-Year:
GNMA 628416X
6%, 03/15/24	1,140M	1,185,416

Total Government National
Mortgage Corporation		2,255,117

Total U.S. Government
Obligations
(Cost $30,565,676)		31,245,162

Bonds 7.5%
Basic Industry 0.4%
Freeport-McMoRan Copper
& Gold, Inc.
6.875%, 02/01/14	200M	207,000

Capital Goods 0.5%
L-3 Communications Corp.
6.375%, 10/15/15	300M	299,250

Consumer Cyclical	1.0%
Accuride Corp.
8.5%, 02/01/15	150M	117,750
GMAC LLC
6.875%, 08/28/12	250M	199,732
Warnaco, Inc.
8.875%, 06/15/13	250M	256,875

		574,357

Consumer Non-Cyclical 0.3%
Elizabeth Arden, Inc.
7.75%, 01/15/14	200M	193,000

Energy 1.9%
Chesapeake Energy Corp.
6.375%, 06/15/15	100M	97,250
6.875%, 01/15/16	230M	227,700
MarkWest Energy Partners
LP
8.5%, 07/15/16	250M	250,625
PetroHawk Energy Corp.
9.125%, 07/15/13	200M	205,000
Williams Partners LP
7.25%, 02/01/17	275M	278,438

		1,059,013

Services Cyclical	0.3%
Las Vegas Sands Corp.
6.375%, 02/15/15	200M	176,000

Technology 0.4%
Sungard Data Systems, Inc.
9.125%, 08/15/13	200M	202,500

Principal
Amount		Value
(M=$1,000)		(Note 2)

Telecommunications 1.9%
Centennial Communications
Corp.
10.125%, 06/15/13	250M $	253,750
Citizens Communications Co.
6.25%, 01/15/13	275M	254,375
Qwest Capital Funding, Inc.
7%, 08/03/09	300M	300,750
Rogers Wireless, Inc.
6.375%, 03/01/14	250M	260,321

		1,069,196

Utilities 0.8%
AES Corp.
7.75%, 03/01/14	225M	228,937
Orion Power Holdings, Inc.
12%, 05/01/10	150M	163,500
Tenaska Alabama Partners
LP
7%, 06/30/21 (b)	92M	91,093

		483,530

Total Bonds
(Cost $4,359,616)		4,263,846

Shares

Common Stocks 35.3%
Consumer Discretionary	2.0%
Comcast Corp.	11,250	217,688
Target Corp.	3,459	181,978
Time Warner, Inc.	15,000	234,150
Toyota Motor Corp. ADR	3,000	325,650
Walt Disney Co.	5,573	180,621

		1,140,087

Consumer Staples 3.4%
Altria Group, Inc.	3,497	255,771
Coca-Cola Co.	4,455	260,439
Colgate-Palmolive Co.	2,500	190,225
CVS Caremark Corp.	3,146	127,035
General Mills, Inc.	2,811	157,388
HJ Heinz Co.	5,000	220,550
Kimberly-Clark Corp.	4,544	296,178
Kraft Foods, Inc.	2,420	75,431
Procter & Gamble Co.	2,772	183,451
Wal-Mart Stores, Inc.	3,928	194,790

		1,961,258

Energy 5.9%
BP PLC ADR	3,991	258,896
ConocoPhillips	7,088	586,249
ExxonMobil Corp.	8,245	717,397
Hess Corp.	1,426	132,875
Occidental Petroleum
Corp.	3,162	244,644

Shares		Value
		(Note 2)

Patterson-UTI Energy, Inc.	10,000 $	237,300
Schlumberger Ltd.	1,600	138,320
Total SA ADR	5,000	376,950
Transocean, Inc.	2,140	300,691
Weatherford Int'l., Ltd. *	5,000	344,600

		3,337,922

Financials 4.8%
American Int'l. Group, Inc.	6,165	288,892
Bank of America Corp.	10,088	400,897
Citigroup, Inc.	10,047	238,214
Franklin Resources, Inc.	1,800	169,866
JPMorgan Chase & Co.	9,640	391,866
Merrill Lynch & Co., Inc.	3,005	148,928
Moody's Corp.	4,700	178,506
PNC Financial Services
Group, Inc.	5,006	307,519
Travelers Cos., Inc.	7,409	343,852
Wells Fargo & Co.	8,032	234,775

		2,703,315

Health Care 4.6%
Abbott Laboratories	5,000	267,750
Baxter Int'l., Inc.	2,588	152,744
Bristol-Myers Squibb Co.	5,500	124,355
Covidien Ltd.	5,000	213,950
Eli Lilly & Co.	5,200	260,104
GlaxoSmithKline PLC
ADR	5,200	228,332
Johnson & Johnson	2,406	149,076
Medtronic, Inc.	5,245	258,893
Merck & Co., Inc.	4,778	211,665
Novartis AG ADR	2,400	117,960
Pfizer, Inc.	16,027	357,082
Quest Diagnostics, Inc.	3,000	143,010
UnitedHealth Group, Inc.	3,000	139,440

		2,624,361

Industrials 5.9%
Canadian National
Railway Co.	7,000	369,460
Deere & Co.	8,000	681,680
General Electric Co.	11,713	388,169
Honeywell Int'l., Inc.	7,300	420,042
Lockheed Martin Corp.	2,861	295,255
Rockwell Automation, Inc.	5,000	273,550
United Technologies Corp.	6,000	423,060
Waste Management, Inc.	15,000	492,450

		3,343,666

Information Technology	3.7%
Altera Corp.	4,994	85,447

The accompanying notes are an integral part of the financial statements.

●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●

Sentinel Conservative Allocation Fund

	Shares	Value
		(Note 2)

Ansys, Inc. *	8,000 $	298,960
Canon, Inc. ADR	6,000	269,160
Fiserv, Inc. *	4,600	242,052
Intel Corp.	4,600	91,770
Microchip Technology,
Inc.	8,500	261,630
Microsoft Corp.	8,671	236,025
Motorola, Inc.	3,753	37,417
Network Appliance, Inc. *	10,000	216,200
Seagate Technology	8,500	183,345
Texas Instruments, Inc.	7,000	209,720

		2,131,726

Materials 2.2%
EI Du Pont de Nemours &
Co.	7,000	324,940
Packaging Corp of
America	12,500	284,875
Praxair, Inc.	5,000	401,400
Weyerhaeuser Co.	4,308	263,650

		1,274,865

Telecommunication Services		1.4%
AT&T, Inc.	11,346	395,181
Sprint Nextel Corp.	16,091	114,407
Verizon Communications,
Inc.	7,297	265,027

		774,615

Utilities 1.4%
DPL Inc.	5,500	140,305
Energy East Corp.	3,437	91,596
Entergy Corp.	1,734	178,151
FPL Group Inc.	3,411	205,649
Mirant Corp. *	5,464	202,168

		817,869

Total Common Stocks
(Cost $17,630,031)		20,109,684

Foreign Stocks	1.2%
Germany 0.5%
Puma AG Rudolf Dassler
Sport	800	284,642

Switzerland 0.4%
Nestle SA	500	238,644

United Kingdom	0.3%
Diageo PLC	7,500	153,262

Total Foreign Stocks
(Cost $578,396)		676,548

	Principal
	Amount	Value
	(M=$1,000)	(Note 2)

Corporate Short-Term Notes		3.7%
Wells Fargo Co.
2.98%, 03/14/08
(Cost $2,097,740)	2,100M $	2,097,740

Total Investments 102.6%
(Cost $55,231,459)†		58,392,980

Excess of Liabilities
Over Other
Assets (2.6)%		(1,473,341)

Net Assets 100.0%		$ 56,919,639

*	Non-income producing
†	Cost for federal income tax purposes is
	$55,231,459. At February 29, 2008 unrealized
	appreciation for federal income tax purposes
	aggregated $3,161,521 of which $4,419,736
	related to appreciated securities and
	$1,258,215 related to depreciated securities.
(b)	Security exempt from registration under Rule
	144A of the Securities Act of 1933, as
	amended. These securities may be resold in
	transactions exempt from registrations,
	normally to qualified institutional buyers. At
	February 29, 2008, the market value of rule
	144A securities amounted to $91,093 or
0.16% of net assets.
ADR	- American Depository Receipt

The accompanying notes are an integral part of the financial statements.

●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●

Sentinel Georgia Municipal Bond Fund

Fund Profile
at February 29, 2008 (Unaudited)

Top 10 Holdings*

		Maturity	Percent of			Maturity	Percent of
Description	Coupon	Date	Net Assets	Description	Coupon	Date	Net Assets

State of Georgia	6.25%	08/01/13	7.1%	De Kalb County, GA	5.00%	12/01/15	3.4%

State of Georgia	5.25%	10/01/15	5.1%	County of Forsyth, GA	5.25%	03/01/13	3.4%

Clayton County Water & Sewer Authority	5.25%	05/01/15	5.1%	De Kalb County, GA	5.00%	10/01/12	3.3%

Cherokee County, GA	5.25%	08/01/16	4.0%	Cobb County, GA	5.00%	01/01/13	3.3%

Chatham County School District	5.25%	08/01/14	3.4%	Total of Net Assets			41.5%

Henry County Water & Sewerage Authori	5.125%	02/01/19	3.4%

*"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings below.

Investment in Securities
at February 29, 2008 (Unaudited)
	Principal
	Amount	Value
	(M=$1,000)	(Note 2)

Bonds 97.9%
Georgia 97.9%
Berrien County School
District
5%, 04/01/18	605M $	641,844
Bulloch County
Development Authority
5%, 08/01/16	500M	520,200
Chatham County School
District
5.25%, 08/01/14	1,000M	1,093,610
Cherokee County, GA
5.25%, 08/01/16	1,200M	1,294,764
Clayton County Water &
Sewer Authority
5.25%, 05/01/15	1,500M	1,623,390
Cobb County & Marietta
Water Authority
5.125%, 11/01/19	1,000M	1,051,690
Cobb County Hospital
Authority
5.25%, 04/01/15	700M	756,462
Cobb County, GA
5%, 01/01/13	1,000M	1,070,100
Cobb-Marietta Coliseum &
Exhibit Hall Authority, GA
5%, 01/01/15	1,000M	1,067,480
Columbus Building Authority
5.25%, 01/01/17	705M	753,300
Columbus, GA
5%, 05/01/31	500M	488,565
County of Forsyth, GA
5.25%, 03/01/13	1,000M	1,081,370
County of Gilmer, GA
5%, 04/01/20	1,000M	995,480
De Kalb County, GA
5%, 10/01/12	1,000M	1,072,020
5%, 12/01/15	1,000M	1,083,240

	Principal
	Amount	Value
	(M=$1,000)	(Note 2)

Douglasville-Douglas
County Water & Sewer
Authority, GA
5%, 06/01/27	500M $	492,675
Forsyth County School
District
5%, 02/01/24	1,000M	997,780
5.125%, 07/01/15	500M	529,455
Fulton County Development
Authority
5%, 09/01/12	250M	252,995
Fulton Dekalb Hospital
Authority
5%, 01/01/13	1,000M	1,065,520
Georgia State Road &
Tollway Authority
5%, 06/01/18	1,000M	1,048,070
Henry County Water &
Sewerage Authority
5.125%, 02/01/19	1,045M	1,087,761
Jackson County School
District, GA
5%, 03/01/16	1,000M	1,061,070
5%, 03/01/21	500M	507,060
Jackson County Water &
Sewer Authority
5.25%, 09/01/20	500M	503,185
Newton County School
District, GA
5%, 02/01/15	1,000M	1,058,760
Paulding County, GA
5%, 02/01/21	1,000M	1,017,210
Private Colleges &
Universities Authority
4.75%, 10/01/11	300M	306,666
5%, 09/01/13	500M	537,155
Roswell, GA
5.5%, 02/01/12	770M	793,631
State of Georgia
5%, 07/01/14	530M	554,195

	Principal
	Amount	Value
(M=$1,000)		(Note 2)

State of Georgia
5%, 05/01/19	1,000M $	1,068,680
5.25%, 10/01/15	1,500M	1,648,125
6.25%, 08/01/13	2,000M	2,278,160

		31,401,668

	Shares

Institutional Funds	0.6%
Blackrock Provident
Institutional Funds
Municipal Money
Market Fund
(Cost $200,000)	200,000	200,000

Total Investments 98.5%
(Cost $31,764,857)†		31,601,668

Other Assets in
Excess of
Liabilities 1.5%		479,531

Net Assets 100.0%	$ 32,081,199

† Cost for federal income tax purposes is
$31,764,857. At February 29, 2008 unrealized
depreciation for federal income tax purposes
aggregated $163,189 of which $293,999
related to appreciated securities and $457,187
related to depreciated securities.

The accompanying notes are an integral part of the financial statements.

●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●

Sentinel Government Securities Fund

Fund Profile at February 29, 2008 (Unaudited)

Average Effective Duration
	Percent of		Percent of
Duration	Fixed Income Holdings	Duration	Fixed Income Holdings

Less than 1 yr.	6.5%	4 yrs. to 5.99 yrs.	17.4%

1 yr. to 2.99 yrs.	43.3%	6 yrs. to 7.99 yrs.	0.0%

3 yrs. to 3.99 yrs.	19.3%	8 yrs. and over	13.5%

Average Effective Duration (for all Fixed Income Holdings) 4.1 years**

Top 10 Holdings*

		Maturity	Percent of			Maturity	Percent of
Description	Coupon	Date	Net Assets	Description	Coupon	Date	Net Assets

FNR 07-84 PA	6.00%	03/25/29	6.0%	FNR 05-112 NC	6.00%	10/25/32	3.9%

FHLMC G03780	5.50%	01/01/38	5.8%	FNMA 256993	6.50%	11/01/27	3.7%

FNR 07-5 PB	6.00%	07/25/33	4.7%	FHR 3395 C	6.75%	01/15/24	3.7%

FHR 3395 B	5.00%	12/15/37	4.4%	FNMA 962249	6.00%	03/01/38	3.7%

FNMA 889258	7.00%	08/01/47	4.4%	Total of Net Assets			44.3%

FNR 07-77 JB	6.00%	11/25/31	4.0%

*"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings below.
**The average effective duration considers the call and put date of a security and the pre-payment risk of mortgage-backed bonds to measure the sensitivity of the Fund's price due to changes in interest rates.

Investment in Securities
at February 29, 2008 (Unaudited)
	Principal
	Amount	Value
(M=$1,000)		(Note 2)

U.S. Government Obligations		104.5%
U.S. Government Agency
Obligations 98.7%
Federal Farm Credit Bank
3.5%
Agency Discount Notes:
2.6%, 03/12/08	14,000M $	13,988,878

Federal Home Loan Mortgage
Corporation 26.3%
Agency Discount Notes:
2.095%, 03/04/08	7,000M	6,998,778

Collateralized Mortgage Obligations:
FHR 3199 VH
6.35%, 05/15/23	9,121M	9,817,175
FHR 3395 C
6.75%, 01/15/24	13,653M	14,561,137
FHR 3181 BV
6.5%, 06/15/26	4,000M	4,301,926
FHR 2454 BK
6.5%, 05/15/32	10,000M	10,614,600
FHR 2931 JG
5%, 02/15/35	2,000M	1,940,328
FHR 3395 B
5%, 12/15/37	18,438M	17,612,102

		58,847,268

	Principal
	Amount	Value
	(M=$1,000)	(Note 2)

Mortgage-Backed Securities:
15-Year:
FHLMC E02413
6%, 11/01/22	7,357M $	7,591,884

30-Year:
FHLMC 252153
11%, 11/01/09	360	387
FHLMC 170141
11%, 09/01/15	2M	1,750
FHLMC 170147
11%, 11/01/15	2M	2,260
FHLMC 360017
11%, 11/01/17	918	1,093
FHLMC 544457
11%, 12/01/17	2M	2,024
FHLMC G01776
6%, 10/01/34	7,752M	7,953,840
FHLMC G03780
5.5%, 01/01/38	22,958M	23,104,542

		31,065,896

Total Federal Home Loan
Mortgage Corporation		104,503,826

	Principal
	Amount	Value
	(M=$1,000)	(Note 2)

Federal National Mortgage
Association	66.3%
Collateralized Mortgage Obligations:
FNR 06-63 VH
6.5%, 03/25/23	10,283M $	11,013,386
FNR 06-78 BV
6.5%, 06/25/23	5,714M	6,136,693
FNR 06-66 NV
6.5%, 02/25/24	11,000M	11,728,158
FNR 06-88 BV
6.5%, 11/25/25	10,000M	10,755,475
FNR 07-84 PA
6%, 03/25/29	23,000M	23,955,310
FNR 1999-51 LK
6.5%, 08/25/29	8,222M	8,627,365
FNR 07-83 PB
6%, 09/25/31	10,000M	10,483,904
FNR 07-77 JB
6%, 11/25/31	15,302M	15,855,438
FNR 05-112 NC
6%, 10/25/32	15,000M	15,568,815
FNR 03-51 QH
5.5%, 06/25/33	12,225M	12,238,849
FNR 07-5 PB
6%, 07/25/33	18,000M	18,712,555

The accompanying notes are an integral part of the financial statements.

●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●

Sentinel Government Securities Fund

	Principal
	Amount	Value
	(M=$1,000)	(Note 2)

FNR 07-65 DB
6%, 06/25/34	13,655M $	14,133,025
FNR 2005-54 ZM
4.5%, 06/25/35	10,070M	8,437,546
FNR 06-84 PW
6.5%, 09/25/36	12,315M	13,185,641

		180,832,160

Mortgage-Backed Securities:
10-Year:
FNMA 556247
7%, 10/01/10	63M	64,909
FNMA 928804
5.5%, 11/01/17	3,656M	3,754,357

		3,819,266

15-Year:
FNMA 346879
7%, 05/01/11	32M	33,232

20-Year:
FNMA 252206
6%, 01/01/19	44M	45,742
FNMA 573745
6.5%, 08/01/20	100M	105,215
FNMA 758564
6%, 09/01/24	817M	842,565
FNMA 256993
6.5%, 11/01/27	14,265M	14,830,952

		15,824,474

25-Year:
FNMA 251808
10%, 04/01/18	19M	21,698

30-Year:
FNMA 002109
9.25%, 10/01/09	7M	7,012
FNMA 426830
8%, 11/01/24	27M	30,222
FNMA 738887
5.5%, 10/01/33	1,026M	1,036,480
FNMA 748895
6%, 12/01/33	804M	823,645
FNMA 786726
6.5%, 08/01/34	4,858M	5,051,239
FNMA 938804
6%, 06/01/37	6,349M	6,490,750
FNMA 962249
6%, 03/01/38	14,200M	14,517,591

		27,956,939

40-Year:
FNMA 256893
7%, 08/01/47	10,366M	10,829,231
FNMA 933101
7%, 12/01/47	5,737M	5,993,265

Principal
Amount		Value
(M=$1,000)		(Note 2)

FNMA 889258
7%, 01/01/48	16,764M $	17,513,267

		34,335,763

Total Federal National
Mortgage Association		262,823,532

Government National Mortgage
Corporation 2.6%
Mortgage-Backed Securities:
15-Year:
GNMA II 3197
7%, 02/20/17	33M	34,514

20-Year:
FNMA 254800
5.5%, 07/01/23	7,613M	7,768,111
GNMA 623177
6.5%, 08/15/23	305M	319,787

		8,087,898

25-Year:
GNMA 608728
6.5%, 11/15/25	663M	698,040

30-Year:
GNMA 506805
6.5%, 06/15/29	316M	331,183
GNMA 606242
6%, 04/15/34	1,176M	1,220,193

		1,551,376

Total Government National
Mortgage Corporation		10,371,828

Total U.S. Government
Agency Obligations		391,688,064

U.S. Treasury Obligations 5.8%
5%, 08/15/11	4,000M	4,397,504
4.5%, 04/30/12	12,000M	13,051,884
4.375%, 08/15/12	5,000M	5,430,470

		22,879,858

Total U.S. Government
Obligations
(Cost $404,452,336)		414,567,922

Corporate Short-Term Notes		2.3%
Toyota Motor Credit
2.93%, 03/04/08	5,900M	5,898,559
UBS Finance De
3.02%, 03/12/08	1,600M	1,598,524

	Principal
	Amount	Value
(M=$1,000)		(Note 2)

Wells Fargo Co.
2.98%, 03/14/08	1,700M $	1,698,171

Total Corporate
Short-Term Notes
(Cost $9,195,254)		9,195,254

Total Investments 106.8%
(Cost $413,647,590)†		423,763,176

Excess of Liabilities
Over Other
Assets (6.8)%		(26,997,281)

Net Assets 100.0%	$ 396,765,895

† Cost for federal income tax purposes is $413,647,590. At February 29, 2008 unrealized appreciation for federal income tax purposes aggregated $10,115,586 of which $10,166,850 related to appreciated securities and $51,264 related to depreciated securities.

The accompanying notes are an integral part of the financial statements.

●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●

Sentinel Growth Leaders Fund

Fund Profile at February 29, 2008 (Unaudited)

Top Sectors
Sector	Percent of Net Assets	Sector	Percent of Net Assets

Materials	21.6%	Health Care	5.%

Information Technology	20.4%	Consumer Staples	4.%

Industrials	16.0%	Telecommunication Services	3.%

Energy	10.5%	Financials	3.%

Consumer Discretionary	8.2%

Top 10 Holdings*
Description	Percent of Net Assets	Description	Percent of Net Assets

Streettracks Gold Trust	5.0%	Transocean, Inc.	3.7%

Int'l. Business Machines Corp.	4.2%	Weatherford Int'l., Ltd.	3.6%

Emerson Electric Co.	4.0%	Verizon Communications, Inc.	3.4%

Ansys, Inc.	3.9%	McDonald's Corp.	3.4%

Praxair, Inc.	3.8%	Total of Net Assets	38.7%

Gilead Sciences, Inc.	3.7%

*"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Investment in Securities
at February 29, 2008 (Unaudited)

	Shares	Value
		(Note 2)

Common Stocks	93.4%
Consumer Discretionary 8.2%
McDonald's Corp.	12,000 $	649,320
Tiffany & Co.	15,000	564,600
Yum! Brands, Inc.	10,000	344,500

		1,558,420

Consumer Staples	4.5%
PepsiCo, Inc.	6,000	417,360
Wal-Mart de Mexico SAB
de CV ADR	12,078	435,411

		852,771

Energy 10.5%
Schlumberger Ltd.	7,000	605,150
Transocean, Inc.	5,000	702,550
Weatherford Int'l., Ltd. *	10,000	689,200

		1,996,900

Financials 3.0%
BlackRock, Inc.	3,000	579,750

Health Care 5.8%
Gilead Sciences, Inc. *	15,000	709,800
Roche Holding AG ADR	4,000	391,200

		1,101,000

Industrials 16.0%
Donaldson Co., Inc.	15,200	640,832
Emerson Electric Co.	15,000	764,400

Shares		Value
		(Note 2)

Jacobs Engineering
Group, Inc. *	8,000 $	642,320
Kansas City Southern *	13,000	465,400
Precision Castparts Corp.	5,000	551,950

		3,064,902

Information Technology	20.4%
Ansys, Inc. *	20,000	747,400
Apple, Inc. *	1,000	125,020
Autodesk, Inc. *	16,000	497,440
Cisco Systems, Inc. *	25,000	609,250
Corning, Inc.	25,000	580,750
EMC Corp. *	35,000	543,900
Int'l. Business Machines
Corp.	7,000	797,020

		3,900,780

Materials 21.6%
Allegheny Technologies,
Inc.	6,800	525,980
Carpenter Technology
Corp.	7,000	439,810
Commercial Metals Co.	21,300	648,798
Freeport-McMoRan
Copper & Gold, Inc.	6,000	605,160
Monsanto Co.	2,000	231,360
Praxair, Inc.	9,000	722,520

	Shares	Value
		(Note 2)

Streettracks Gold Trust *	10,000 $	961,800

		4,135,428

Telecommunication Services 3.4%
Verizon Communications,
Inc.	18,000	653,760

Total Common Stocks
(Cost $15,852,208)		17,843,711

	Principal
	Amount
(M=$1,000)

U.S. Government Obligations		3.4%
Federal Home Loan Mortgage
Corporation 3.4%
Agency Discount Notes:
2.095%, 03/04/08
(Cost $649,887)	650M	649,887

Total Investments 96.8%
(Cost $16,502,095)†		18,493,598

Other Assets in
Excess of
Liabilities 3.2%		620,961

Net Assets 100.0%	$ 19,114,559

* Non-income producing

The accompanying notes are an integral part of the financial statements.

●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●

Sentinel Growth Leaders Fund

  Cost for federal income tax purposes is $16,502,095. At February 29, 2008 unrealized appreciation for federal income tax purposes aggregated $1,991,503 of which $2,749,841 related to appreciated securities and $758,338 related to depreciated securities.

ADR - American Depository Receipt

The accompanying notes are an integral part of the financial statements.

●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●

Sentinel High Yield Bond Fund

Fund Profile
at February 29, 2008 (Unaudited)
Portfolio Weightings
Asset Category	Percent of Net Assets	Asset Category	Percent of Net Assets

Bonds	87.3%	Preferred Stocks	0.9%

Corporate Loans	4.1%	Convertible Preferred Stocks	0.5%

U.S. Government Obligations	1.8%	Limited Partnership	0.3%

		Cash and Other	5.1%

Top 10 Holdings*

		Maturity	Percent of			Maturity	Percent of
Description	Coupon	Date	Net Assets	Description	Coupon	Date	Net Assets

First Data Corp.	7.96%	12/24/14	2.4%	HCA, Inc.	9.25%	11/15/16	1.5%

Smithfield Foods, Inc.	8.00%	10/15/09	1.8%	Mosaic Co.	7.875%	12/01/16	1.4%

Universal Foods Corp.	6.50%	04/01/09	1.8%	White Pine Hydro Portfolio LLC	7.26%	07/20/15	1.4%

Kellwood Co.	7.875%	07/15/09	1.8%	General Motors Corp.	7.70%	04/15/16	1.4%

NRG Energy, Inc.	7.375%	02/01/16	1.7%	Total of Net Assets			16.9%

Ford Motor Credit Co.	9.875%	08/10/11	1.7%

Average Effective Duration		(for all Fixed Income Holdings) 4.0 years**
*"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings below.
**The average effective duration considers the call and put date of a security and the pre-payment risk of mortgage-backed bonds to measure the sensitivity of the Fund's price due to changes in interest rates.

Investment in Securities
at February 29, 2008 (Unaudited)
	Principal
	Amount	Value
	(M=$1,000)	(Note 2)

U.S. Government Obligations		1.8%
2.4%, 03/07/08
(Cost $999,600)	1,000M $	999,600

Bonds 87.3%
Basic Industry 11.5%
Catalyst Paper Corp.
8.625%, 06/15/11	500M	421,250
Cellu Tissue Holdings, Inc.
9.75%, 03/15/10	500M	465,000
Freeport-McMoRan Copper
& Gold, Inc.
8.375%, 04/01/17	500M	531,250
8.3944%,
04/01/15 (b)	750M	722,813
Mosaic Co.
7.875%, 12/01/16 (c)	750M	810,000
NewPage Corp.
12%, 05/01/13	500M	495,000
Noranda Aluminium
Acquisition Corp.
8.7375%,
05/15/15 (c)(d)	500M	387,500
Ryerson, Inc.
10.6144%,
11/01/14 (c)(e)	100M	93,000
Sabic Innovative Plastics
Holdings BV
9.5%, 08/15/15 (c)	500M	530,000

	Principal
	Amount	Value
	(M=$1,000)	(Note 2)

Sappi Papier Holding AG
6.75%, 06/15/12 (c)	500M $	497,610
Universal Foods Corp.
6.5%, 04/01/09	1,000M	1,010,497
Verso Paper Holdings LLC
9.125%, 08/01/14	500M	473,750

		6,437,670

Capital Goods 5.4%
Berry Plastics Holding Corp.
8.875%, 09/15/14	500M	443,750
DRS Technologies, Inc.
7.625%, 02/01/18	500M	502,500
Esco Corp.
8.625%, 12/15/13 (c)	500M	480,000
Graham Packaging Co., Inc.
9.875%, 10/15/14	500M	428,750
Hawker Beechcraft
Acquisition Co LLC
9.75%, 04/01/17	250M	249,375
Hexcel Corp.
6.75%, 02/01/15	500M	483,750
Rexnord Corp.
11.75%, 08/01/16	500M	427,500

		3,015,625

	Principal
	Amount	Value
	(M=$1,000)	(Note 2)

Consumer Cyclical	11.0%
American Axle &
Manufacturing, Inc.
7.875%, 03/01/17	500M $	431,250
Ford Motor Co.
7.45%, 07/16/31	250M	171,875
Ford Motor Credit Co LLC
8%, 12/15/16	250M	205,043
Ford Motor Credit Co.
9.875%, 08/10/11	1,000M	926,323
General Motors Corp.
7.7%, 04/15/16	1,000M	797,500
GMAC LLC
6.75%, 12/01/14	750M	565,612
8%, 11/01/31	500M	378,833
Kellwood Co.
7.875%, 07/15/09	1,000M	995,000
Levi Strauss & Co
9.75%, 01/15/15	500M	498,750
Penske Auto Group, Inc.
7.75%, 12/15/16	500M	430,000
Tenneco, Inc.
10.25%, 07/15/13	257M	274,026
TRW Automotive, Inc.
7.25%, 03/15/17 (c)	500M	457,500

		6,131,712

The accompanying notes are an integral part of the financial statements.

●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●

Sentinel High Yield Bond Fund

Principal
Amount		Value
(M=$1,000)		(Note 2)

Consumer Non-Cyclical	4.6%
Amscan Holdings, Inc.
8.75%, 05/01/14	750M $	656,250
Constellation Brands, Inc.
7.25%, 09/01/16	500M	486,250
Dole Food Co., Inc.
8.625%, 05/01/09	500M	442,500
Smithfield Foods, Inc.
8%, 10/15/09	1,000M	1,017,500

		2,602,500

Energy 16.0%
Calfrac Holdings LP
7.75%, 02/15/15 (c)	500M	447,500
CHC Helicopter Corp.
7.375%, 05/01/14	550M	548,625
Chesapeake Energy Corp.
6.875%, 11/15/20	750M	725,625
Complete Production
Services, Inc.
8%, 12/15/16	500M	483,125
Connacher Oil and Gas Ltd.
10.25%, 12/15/15 (c)	500M	497,500
El Paso Corp.
8.05%, 10/15/30	250M	265,771
Energy Partners Ltd.
9.75%, 04/15/14	500M	421,250
Nexus 1 Pte Ltd.
10.5%, 03/07/12 (f)	500M	485,000
OPTI Canada, Inc.
7.875%, 12/15/14 (c)	250M	244,375
8.25%, 12/15/14 (c)	250M	248,125
PetroHawk Energy Corp.
9.125%, 07/15/13	500M	512,500
Petroplus Finance Ltd.
7%, 05/01/17 (c)	500M	451,250
PetroProd Ltd.
10.3769%,
01/12/12 (f)	500M	470,000
PHI, Inc.
7.125%, 04/15/13	500M	462,500
Regency Energy Partners LP
8.375%, 12/15/13	737M	740,685
Sabine Pass LNG LP
7.5%, 11/30/16	500M	492,500
SemGroup LP
8.75%, 11/15/15 (c)	500M	467,500
Sonat, Inc.
7%, 02/01/18	500M	515,736
Williams Partners LP
7.25%, 02/01/17	500M	506,250

		8,985,817

Media 8.1%
Charter Communications
Holdings II LLC
10.25%, 09/15/10	800M	730,000

Principal
Amount		Value
(M=$1,000)		(Note 2)

Charter Communications
Operating LLC
8.375%, 04/30/14 (c)	250M $	231,250
CSC Holdings, Inc.
7.25%, 07/15/08	750M	753,750
Dex Media, Inc.
8%, 11/15/13	500M	357,500
Echostar DBS Corp.
5.75%, 10/01/08	500M	500,625
Idearc, Inc.
8%, 11/15/16	400M	238,000
Interpublic Group of Cos, Inc.
6.25%, 11/15/14	250M	201,250
Liberty Media LLC
5.7%, 05/15/13	200M	179,837
LIN Television Corp.
6.5%, 05/15/13	500M	455,000
RH Donnelley Corp.
8.875%, 01/15/16	250M	150,000
Videotron Ltee
6.375%, 12/15/15	800M	746,000

		4,543,212

Services Cyclical 7.8%
ARAMARK Corp.
8.5%, 02/01/15	400M	396,000
Beazer Homes USA, Inc.
8.625%, 05/15/11	750M	586,875
Cinemark, Inc.
0%, 03/15/09 (g)	500M	457,500
KB Home
7.75%, 02/01/10	500M	479,375
Las Vegas Sands Corp.
6.375%, 02/15/15	500M	440,000
Marquee Holdings, Inc.
9.505%, 08/15/09	1,000M	735,000
MGM Mirage
7.5%, 06/01/16	400M	374,000
Park Place Entertainment
Corp.
7.875%, 03/15/10	500M	470,000
United Rentals North
America, Inc.
7.75%, 11/15/13	500M	407,500

		4,346,250

Services Non-Cyclical	5.1%
Advanced Medical Optics,
Inc.
7.5%, 05/01/17	500M	430,000
Bausch & Lomb, Inc.
9.875%, 11/01/15 (c)	100M	101,750
Community Health Systems,
Inc.
8.875%, 07/15/15	500M	493,125
HCA, Inc.
9.25%, 11/15/16	800M	822,000
Invacare Corp.
9.75%, 02/15/15	500M	507,500

Principal
	Amount	Value
(M=$1,000)		(Note 2)

Universal Hospital Services,
Inc.
8.5%, 06/01/15	500M $	501,250

		2,855,625

Technology 3.5%
First Data Corp.
9.875%, 09/24/15 (c)	500M	434,375
General Cable Corp.
7.1038%,
04/01/15 (h)	500M	432,500
NXP BV/NXP Funding LLC
7.875%, 10/15/14	250M	228,750
9.5%, 10/15/15	250M	207,970
Sungard Data Systems, Inc.
9.125%, 08/15/13	650M	658,125

		1,961,720

Telecommunications	8.5%
American Tower Corp.
7%, 10/15/17 (c)	600M	601,500
Centennial Communications
Corp.
10%, 01/01/13	250M	242,500
Cincinnati Bell, Inc.
8.375%, 01/15/14	500M	482,500
Citizens Communications Co.
6.25%, 01/15/13	250M	231,250
Intelsat Subsidiary Holding
Co Ltd.
8.25%, 01/15/13	300M	301,500
Qwest Communications Int'l,
Inc.
7.5%, 02/15/14	500M	488,750
Qwest Corp.
7.875%, 09/01/11	500M	511,250
Rogers Wireless, Inc.
6.375%, 03/01/14	350M	364,450
7.5%, 03/15/15	575M	627,463
US Unwired, Inc.
10%, 06/15/12	425M	395,274
Windstream Corp.
8.125%, 08/01/13	500M	501,250

		4,747,687

Utilities 5.8%
Edison Mission Energy
7.2%, 05/15/19	500M	492,500
NRG Energy, Inc.
7.375%, 02/01/16	1,000M	966,250
Reliant Energy, Inc.
6.75%, 12/15/14	250M	255,625
7.875%, 06/15/17	750M	741,563
White Pine Hydro Portfolio
LLC
7.26%, 07/20/15 (c)(f)	800M	800,000

		3,255,938

Total Bonds
(Cost $51,725,231)		48,883,756

The accompanying notes are an integral part of the financial statements.

●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●

Sentinel High Yield Bond Fund

	Principal
	Amount	Value
	(M=$1,000)	(Note 2)

Corporate Loans 4.1%
Technology 2.5%
First Data Corp.
7.96%, 12/24/14 (i)	1,496M $	1,369,068

Utilities 1.6%
Texas Competitive Electric
Co. LLC
6.4775%, 08/24/14 (j)	143M	128,571
Texas Competitive Electric
Co. LLC

6.5963%,
08/24/14 (k)	855M	769,179

		897,750

Total Corporate Loans
(Cost $2,435,020)		2,266,818

	Shares

Limited Partnerships	0.3%
Energy 0.3%
Williams Partners LP * (l)
(Cost $131,342)	4,000	148,520

Convertible Preferred Stocks		0.5%
Energy 0.5%
McMoRan Exploration Co.
(Cost $250,125)	2,500	291,175

Preferred Stocks 0.9%
Financial 0.9%
Freddie Mac
(Cost $514,000)	20,000	515,000

	Principal
	Amount
	(M=$1,000)

Corporate Short-Term Notes		2.7%
General Electric Capital Corp.
2.93%, 03/05/08
(Cost $1,499,512)	1,500M	1,499,512

Total Investments 97.6%
(Cost $57,554,830)†		54,604,381

Other Assets in
Excess of
Liabilities 2.4%		1,359,499

Net Assets 100.0%	$ 55,963,880

* Non-income producing
†	Cost for federal income tax purposes is
	$57,554,830. At February 29, 2008 unrealized
	depreciation for federal income tax purposes
	aggregated $2,950,449 of which $505,642
	related to appreciated securities and
	$3,456,091 related to depreciated securities.

(b) Freeport- McMoran Copper & Gold Co.has a variable interest rate that floats Semi-annually on 1st of April and October.

The interest rate is based on the 6-month Libor rate plus 3.25% .

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At February 29, 2008, the market value of rule 144A securities amounted to $7,780,736 or 13.90% of net assets.

(d) Noranda Aluminium Acquisition Corp.has a variable interest rate that floats Semi-annually on 15th of May and November. The interest rate is based on the 6-month Libor rate plus 4.00% .

(e) Ryerson, Inc.has a variable interest rate that floats quarterly on the 1st of February, May, Auqust and November. The interest rate is based on the 3-month Libor rate plus 7.375% .

(f) Illiquid securities. These bonds represent private placement investments that Sentinel Mutual funds have made. At November 30, 2007, the market value of the private placement securities amounted to $1,755,000 or 3.14% of net assets.

(g) Cinemark, Inc.currently pays a 0% coupon, steps up to 9.75% beginning 03/15/2009. (h) General Cable Corp.has a variable interest rate that floats quarterly on the 1st of January, April, July, October. The interest rate is based on the 3-month Libor rate plus 2.375% .

(i) The First Data Corp. is a variable rate security for which the borrower may set the rate at a method tied to the London interbank offer rate. It carries a call option and a first priority lien on the assets of the borrower and subsidiary guarantors. The rate included here is the rate as of 2.75% .

(j) The Texas Competitive Electric Holdings Co. LLC is a variable rate security for which the borrower may set the rate at a method tied to the 6-month London interbank offer rate. It carries a call option and a first priority lien on the assets of the borrower and subsidiary guarantors. The rate included here is the rate as of 3.50% ..

(k) The Texas Competitive Electric Holdings Co. LLC is a variable rate security for which the borrower may set the rate at a method tied to the 3-month London interbank offer rate. It carries a call option and a first priority lien on the assets of the borrower and subsidiary guarantors. The rate included here is the rate as of 3.50% ..

(l) Return of Capital paid during the fiscal period

The accompanying notes are an integral part of the financial statements.

●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●

Sentinel International Equity Fund

Fund Profile at February 29, 2008 (Unaudited)

Sector Weightings
Sector	Percent of Net Assets	Sector	Percent of Net Assets

Financials	19.9%	Energy	8.%

Industrials	14.6%	Materials	7.%

Consumer Staples	9.9%	Consumer Discretionary	7.%

Information Technology	9.1%	Health Care	6.%

Telecommunication Services	8.7%	Utilities	6.%

Top Geographical Weightings
Country	Percent of Net Assets	Country	Percent of Net Assets

United Kingdom	15.9%	Hong Kong	4.5%

Japan	15.7%	Finland	4.3%

Germany	15.1%	Spain	2.7%

France	9.0%	Netherlands	2.7%

Switzerland	8.7%	Brazil	2.1%

Top 10 Holdings*
Description	Percent of Net Assets	Description	Percent of Net Assets

Fresenius SE	3.0%	Vodafone Group PLC	2.0%

Nestle SA	2.7%	Cheung Kong Holdings Ltd.	1.9%

Telefonica SA	2.7%	China Mobile Ltd.	1.9%

Nokia Oyj	2.5%	BP PLC	1.8%

Companhia Vale do Rio Doce	2.1%	Total of Net Assets	22.7%

Anglo American PLC	2.1%

*"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Investment in Securities
at February 29, 2008 (Unaudited)

	Shares	Value
		(Note 2)

Common Stocks	97.9%
Australia 2.0%
Macquarie Infrastructure
Group *	670,000 $	1,797,403
National Australia Bank
Ltd.	52,000	1,374,450

		3,171,853

Austria 1.3%
OMV AG	30,000	2,167,649

Brazil 2.1%
Companhia Vale do Rio
Doce ADR	96,000	3,344,640

Canada 1.4%
EnCana Corp.	30,000	2,286,919

China 1.9%
China Mobile Ltd. ADR	40,000	2,984,800

Finland 4.3%
Fortum Oyj	70,000	2,922,689

	Shares	Value
		(Note 2)

Nokia Oyj	110,000 $	3,952,037

		6,874,726

France 9.0%
AXA SA	43,000	1,449,810
BNP Paribas	12,000	1,072,800
Carrefour SA	26,000	1,828,476
Electricite de France	16,500	1,538,955
Groupe Danone	20,000	1,566,684
Pernod-Ricard SA	17,000	1,798,372
PPR	17,000	2,318,587
Total SA ADR	37,000	2,789,430

		14,363,114

Germany 15.1%
Allianz SE	7,000	1,206,753
BASF AG	17,500	2,237,824
Commerzbank AG	37,500	1,127,409
Daimler AG	11,000	916,012

	Shares	Value
		(Note 2)

Deutsche Postbank AG	25,000 $	2,427,431
Fresenius SE	53,000	4,750,067
MAN AG	12,000	1,582,817
Puma AG Rudolf Dassler
Sport	6,000	2,134,819
RWE AG	18,000	2,179,178
SAP AG	39,000	1,841,770
SGL Carbon AG *	26,000	1,442,946
Siemens AG	18,000	2,295,435

		24,142,461

Hong Kong 4.5%
Cheung Kong Holdings
Ltd.	200,000	2,987,478
HSBC Holdings PLC	71,700	1,083,554
Shun TAK Holdings Ltd.	1,400,000	2,066,773
Towngas China Co Ltd. *	2,500,000	1,125,232

		7,263,037

The accompanying notes are an integral part of the financial statements.

●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●

Sentinel International Equity Fund

	Shares	Value
		(Note 2)

India 1.0%
Bharti Airtel Ltd. *	75,000 $	1,528,694

Israel 1.1%
Nice Systems Ltd. ADR *	55,000	1,775,400

Italy 0.7%
Prysmian SpA *	60,000	1,172,849

Japan 15.7%
Canon, Inc.	51,000	2,286,089
Daiwa House Industry Co
Ltd.	128,000	1,307,007
East Japan Railway Co.	222	1,781,852
Fanuc Ltd.	6,000	559,373
Jupiter
Telecommunications Co
Ltd. *	2,300	1,909,244
Komatsu Ltd.	115,000	2,921,517
Mitsubishi Corp.	55,000	1,678,077
Mitsui Fudosan Co Ltd.	75,000	1,522,798
Nomura Holdings, Inc.	106,000	1,664,587
Shin-Etsu Chemical Co
Ltd.	27,000	1,457,092
Sumitomo Mitsui
Financial Group, Inc.	270	1,950,201
Takeda Pharmaceutical
Co Ltd.	30,000	1,673,971
Toyota Motor Corp.	35,300	1,918,472
Uni-Charm Corp.	34,000	2,484,795

		25,115,075

Mexico 1.1%
America Movil SA de CV
ADR	30,000	1,813,800

Netherlands 2.7%
ING Groep NV *	49,000	1,628,355
TNT NV	45,000	1,772,212
Unilever NV *	30,000	927,638

		4,328,205

Norway 1.4%
Acergy SA	75,000	1,602,314
StatoilHydro ASA	20,000	609,426

		2,211,740

Russia 0.8%
Gazprom OAO ADR	24,000	1,208,667

Singapore 1.5%
Singapore Technologies
Engineering Ltd.	1,000,000	2,417,945

South Korea 1.6%
Samsung Electronics Co
Ltd.	4,500	2,637,775

	Shares	Value
		(Note 2)

Spain 2.7%
Telefonica SA ADR	50,000 $	4,337,000

Switzerland 8.7%
ABB Ltd.	65,000	1,619,430
Credit Suisse Group	26,000	1,278,318
Julius Baer Holding AG	30,000	2,214,806
Nestle SA	9,200	4,391,053
Novartis AG	45,000	2,222,675
Roche Holding AG	11,500	2,255,248

		13,981,530

Taiwan 1.4%
HON HAI Precision
Industry Co Ltd.	386,000	2,302,922

United Kingdom 15.9%
Anglo American PLC	52,000	3,300,613
BAE Systems PLC	275,000	2,617,721
BP PLC	275,000	2,965,799
Diageo PLC	59,300	1,211,788
Old Mutual PLC	1,100,000	2,717,078
Royal Bank of Scotland
Group PLC	155,000	1,171,881
Standard Chartered PLC	86,000	2,833,366
Tesco PLC	209,000	1,651,598
United Utilities PLC	132,000	1,807,504
Vodafone Group PLC	998,750	3,215,439
WPP Group PLC	175,000	2,065,661

		25,558,448

Total Common Stocks
(Cost $120,390,539)		156,989,249

	Principal
	Amount
(M=$1,000)

Corporate Short-Term Notes		1.5%
General Electric Capital Crp.
2.9%, 03/04/08
(Cost $2,499,396)	2,500M	2,499,396

Total Investments 99.4%
(Cost $122,889,935)†		159,488,645

Other Assets in
Excess of
Liabilities 0.6%		883,281

Net Assets 100.0%	$ 160,371,926

* Non-income producing

† Cost for federal income tax purposes is $122,889,935. At February 29, 2008 unrealized appreciation for federal income tax purposes aggregated $36,598,710 of which $43,265,453 related to appreciated securities and $6,666,743 related to depreciated securities.

ADR - American Depository Receipt

The accompanying notes are an integral part of the financial statements.

●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●

Sentinel Mid Cap Growth Fund

Fund Profile at February 29, 2008 (Unaudited)

Top Sectors
Sector	Percent of Net Assets	Sector	Percent of Net Assets

Information Technology	19.6%	Materials	8.%

Industrials	19.5%	Financials	5.%

Energy	16.1%	Consumer Staples	3.%

Consumer Discretionary	13.2%	Telecommunication Services	1.%

Health Care	11.8%	Utilities	1.%

Top 10 Holdings*
Description	Percent of Net Assets	Description	Percent of Net Assets

Range Resources Corp.	2.0%	IHS, Inc.	1.7%

Covance, Inc.	1.9%	Agrium, Inc.	1.7%

Activision, Inc.	1.9%	Cameron Int'l. Corp.	1.5%

Southwestern Energy Co.	1.7%	St. Jude Medical, Inc.	1.5%

MEMC Electronic Materials, Inc.	1.7%	Total of Net Assets	17.3%

Jacobs Engineering Group, Inc.	1.7%

*"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Investment in Securities
at February 29, 2008 (Unaudited)

	Shares	Value
		(Note 2)

Common Stocks	99.6%
Consumer Discretionary	13.2%
Abercrombie & Fitch Co.	23,000 $	1,783,190
Apollo Group, Inc. *	23,500	1,442,430
Cablevision Systems
Corp.	60,900	1,631,511
Chipotle Mexican Grill,
Inc. *	11,600	1,151,880
Coach, Inc. *	49,200	1,491,744
Dick's Sporting Goods,
Inc. *	65,000	1,792,700
GameStop Corp. *	37,900	1,605,444
Int'l. Game Technology	37,400	1,688,610
Nordstrom, Inc.	50,000	1,851,500
Strayer Education, Inc.	11,900	1,852,830
Tiffany & Co.	41,900	1,577,116
VF Corp.	21,000	1,596,840

		19,465,795

Consumer Staples	3.2%
HJ Heinz Co.	37,000	1,632,070
McCormick & Co., Inc.	51,800	1,784,510
UST, Inc.	23,600	1,281,244

		4,697,824

Energy 16.1%
Cameron Int'l. Corp. *	51,800	2,200,464
Consol Energy, Inc.	18,900	1,436,022

	Shares	Value
		(Note 2)

Continental Resources
Inc/OK *	66,000 $	1,853,280
Noble Energy, Inc.	22,600	1,749,240
Oceaneering Int'l. Inc *	25,100	1,506,000
Range Resources Corp.	47,700	2,918,286
SandRidge Energy, Inc. *	46,800	1,761,552
Smith Int'l., Inc.	17,700	1,115,631
Southwestern Energy
Co. *	39,400	2,570,062
Tesoro Corp.	35,000	1,299,900
Transocean, Inc.	12,400	1,742,324
Weatherford Int'l., Ltd. *	26,200	1,805,704
Williams Cos, Inc.	49,000	1,764,980

		23,723,445

Financials 5.5%
Affiliated Managers
Group, Inc. *	11,900	1,146,565
CME Group, Inc.	2,200	1,129,260
IntercontinentalExchange,
Inc. *	12,000	1,563,600
Invesco Ltd.	76,400	1,956,604
T Rowe Price Group, Inc.	27,100	1,369,363
UCBH Holdings, Inc.	85,000	959,650

		8,125,042

Health Care 11.8%
Alpharma, Inc. *	49,500	1,246,410

	Shares	Value
		(Note 2)

BioMarin
Pharmaceuticals, Inc. *	35,000 $	1,331,400
Covance, Inc. *	33,000	2,785,530
Dentsply Int'l. Inc	28,600	1,116,544
Gen-Probe, Inc. *	32,100	1,534,701
Hologic, Inc. *	33,500	2,020,385
Hospira, Inc. *	27,600	1,174,656
Quest Diagnostics, Inc.	23,900	1,139,313
St. Jude Medical, Inc. *	50,200	2,157,596
Varian Medical Systems,
Inc. *	33,500	1,757,075
VCA Antech, Inc. *	35,000	1,123,850

		17,387,460

Industrials 19.5%
Ametek, Inc.	39,400	1,678,046
BE Aerospace, Inc. *	54,200	1,859,060
Bucyrus Int'l. Inc	15,400	1,538,152
Corrections Corp of
America *	59,200	1,590,112
DryShips, Inc.	21,500	1,618,950
Expeditors Int'l.
Washington, Inc.	29,000	1,140,280
First Solar, Inc. *	5,600	1,149,120
Geo Group, Inc. *	64,500	1,721,505
Goodrich Corp.	29,000	1,717,670
IHS, Inc. *	40,400	2,490,660

The accompanying notes are an integral part of the financial statements.

●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●

Sentinel Mid Cap Growth Fund

	Shares	Value
		(Note 2)

JA Solar Holdings Co Ltd.
ADR *	86,000 $	1,228,940
Jacobs Engineering
Group, Inc. *	31,500	2,529,135
Precision Castparts Corp.	17,500	1,931,825
Republic Services, Inc.	56,200	1,715,786
Ritchie Bros Auctioneers,
Inc.	24,600	1,761,606
Roper Industries, Inc.	20,300	1,144,920
Stericycle, Inc. *	35,500	1,913,095

		28,728,862

Information Technology 19.6%
Activision, Inc. *	101,900	2,776,775
Altera Corp.	95,500	1,634,005
Amphenol Corp.	49,600	1,833,712
Ansys, Inc. *	50,500	1,887,185
Autodesk, Inc. *	36,500	1,134,785
Cognizant Technology
Solutions Corp. *	70,400	2,126,784
Cypress Semiconductor
Corp. *	74,500	1,619,630
Electronic Arts, Inc. *	33,000	1,560,570
Equinix, Inc. *	22,600	1,567,310
Juniper Networks, Inc. *	62,500	1,676,250
McAfee, Inc. *	52,200	1,736,694
MEMC Electronic
Materials, Inc. *	33,500	2,555,380
Network Appliance, Inc. *	60,700	1,312,334
Nuance Communications,
Inc. *	126,000	2,072,700
Research In Motion Ltd. *	16,300	1,691,940
Trimble Navigation Ltd. *	62,200	1,700,548

		28,886,602

Materials 8.1%
Agrium, Inc.	33,500	2,471,295
Allegheny Technologies,
Inc.	17,700	1,369,095
Carpenter Technology
Corp.	27,300	1,715,259
Freeport-McMoRan
Copper & Gold, Inc.	12,400	1,250,664
Praxair, Inc.	23,500	1,886,580
Steel Dynamics, Inc.	25,600	1,491,456
Yamana Gold, Inc.	91,800	1,651,482

		11,835,831

Telecommunication Services		1.6%
MetroPCS
Communications, Inc. *	43,900	700,205
NII Holdings, Inc. *	41,900	1,664,687

		2,364,892

Shares		Value
		(Note 2)

Utilities 1.0%
AES Corp. *	84,200 $	1,513,916

Total Investments 99.6%
(Cost $121,726,607)†		146,729,669

Other Assets in
Excess of
Liabilities 0.4%		581,567

Net Assets 100.0%	$ 147,311,236

* Non-income producing

† Cost for federal income tax purposes is $121,726,607. At February 29, 2008 unrealized appreciation for federal income tax purposes aggregated $25,003,062 of which $29,931,994 related to appreciated securities and $4,928,931 related to depreciated securities.

ADR - American Depository Receipt

The accompanying notes are an integral part of the financial statements.

●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●

Sentinel Mid Cap Value Fund

Fund Profile at February 29, 2008 (Unaudited)

Top Sectors
Sector	Percent of Net Assets	Sector	Percent of Net Assets

Energy	23.1%	Materials	6.%

Industrials	15.6%	Consumer Discretionary	5.%

Consumer Staple	7.7%	Health Care	4.%

Utilities	7.7%	Information Technology	2.%

Financials	7.6%

Top 10 Holdings*
Description	Percent of Net Assets	Description	Percent of Net Assets

Delta Petroleum Corp.	6.0%	Int'l. Flavors & Fragrances, Inc.	3.7%

Golar LNG Ltd.	5.0%	Keppel Corp Ltd.	3.4%

Lions Gate Entertainment Corp.	4.5%	Denison Mines Corp.	3.2%

Arch Capital Group Ltd.	4.2%	Mirant Corp.	3.1%

Gulfmark Offshore, Inc.	3.9%	Total of Net Assets	40.8%

Bunge Ltd.	3.8%

*"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Investment in Securities
at February 29, 2008 (Unaudited)

	Shares	Value
		(Note 2)

Common Stocks 75.5%
Consumer Discretionary 5.1%
Lions Gate Entertainment
Corp. *	642,800 $	6,048,748
Source Interlink Cos.,
Inc. *	120,000	202,800
Triarc Cos., Inc.	75,600	656,208

		6,907,756

Consumer Staple 5.0%
Bunge Ltd.	46,300	5,131,892
Loews Corp - Carolina
Group *	22,900	1,724,141

		6,856,033

Energy 23.1%
Delta Petroleum Corp. *	338,400	8,108,064
Golar LNG Ltd.	353,900	6,755,951
Gulfmark Offshore, Inc. *	104,000	5,268,640
Newpark Resources *	380,100	1,683,843
Petroleum Development
Corp. *	27,600	1,925,376
Pioneer Natural
Resources Co.	71,900	3,220,401
Rowan Cos., Inc.	73,100	2,946,661
SEACOR Holdings, Inc. *	8,600	825,514
Transocean, Inc.	4,407	619,228

		31,353,678

	Shares	Value
		(Note 2)

Financials 7.6%
Arch Capital Group Ltd. *	83,200 $	5,697,536
Unum Group	27,700	634,607
Willis Group Holdings Ltd.	120,800	3,968,280

		10,300,423

Health Care 4.5%
Health Net, Inc. *	18,000	790,920
Hospira, Inc. *	30,500	1,298,080
Laboratory Corp of
America Holdings *	22,300	1,724,013
Quest Diagnostics, Inc.	49,100	2,340,597

		6,153,610

Industrials 13.5%
Discovery Holding Co. *	75,100	1,695,007
Goodrich Corp.	39,800	2,357,354
Grupo Aeroportuario del
Pacifico SA de CV
ADR	32,459	1,492,140
Horizon Lines, Inc.	85,100	1,716,467
Ingersoll-Rand Co Ltd.	73,600	3,080,896
Keppel Corp Ltd. ADR	303,200	4,608,640
Textron, Inc.	42,100	2,280,557
WESCO Int'l.,Inc. *	26,000	1,040,000

		18,271,061

	Shares	Value
		(Note 2)

Information Technology 2.1%
Xerox Corp.	191,700 $	2,817,990

Materials 6.9%
Denison Mines Corp. *	466,700	4,307,641
Int'l. Flavors &
Fragrances, Inc.	116,700	5,033,271

		9,340,912

Utilities 7.7%
Calpine Corp. *	75,400	1,423,552
Constellation Energy
Group, Inc.	37,500	3,313,125
Mirant Corp. *	112,800	4,173,600
SCANA Corp.	39,000	1,476,930

		10,387,207

Total Common Stocks
(Cost $82,419,802)		102,388,670

Foreign Stocks 4.8%
Norway 4.8%
Eitzen Chemical ASA * (b)	323,300	1,026,080
Marine Harvest * (b)	6,150,800	3,643,621
Stolt-Nielsen SA (b)	2,800	68,772
Wilh Wilhelmsen ASA (b)	48,450	1,744,644

Total Foreign Stocks
(Cost $7,334,141)		6,483,117

The accompanying notes are an integral part of the financial statements.

●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●

Sentinel Mid Cap Value Fund

	Principal
	Amount	Value
(M=$1,000)		(Note 2)

Corporate Short-Term Notes		6.3%
General Electric Capital Corp.
2.98%, 03/12/08	3,000M $	2,997,269
Prudential Funding
2.94%, 03/06/08	5,500M	5,497,754

Total Corporate
Short-Term Notes
(Cost $8,495,023)		8,495,023

U.S. Government Obligations		10.3%
Federal Home Loan Bank
10.3%
Agency Discount Notes:
2.7%, 03/04/08	5,500M	5,498,762
2.7%, 03/10/08	5,500M	5,496,288
2.65%, 03/14/08	3,000M	2,997,129

Total U.S. Government
Obligations
(Cost $13,992,179)		13,992,179

Total Investments 96.9%
(Cost $112,241,145)†		131,358,989

Other Assets in
Excess of
Liabilities 3.1%		4,194,353

Net Assets 100.0%	$ 135,553,342

* Non-income producing

† Cost for federal income tax purposes is $112,241,145. At February 29, 2008 unrealized appreciation for federal income tax purposes aggregated $19,117,844 of which $25,044,996 related to appreciated securities and $5,927,152 related to depreciated securities.

(b) Foreign Denominated

ADR - American Depository Receipt

The accompanying notes are an integral part of the financial statements.

●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●

Sentinel Short Maturity Government Fund

Fund Profile at February 29, 2008 (Unaudited)

Average Effective Duration
	Percent of		Percent of
Duration	Fixed Income Holdings	Duration	Fixed Income Holdings

Less than 1 yr.	39.7%	4 yrs. to 5.99 yrs.	1.7%

1 yr. to 2.99 yrs.	49.7%

3 yrs. to 3.99 yrs.	8.9%

Average Effective Duration (for all Fixed Income Holdings) 1.4 years**

Top 10 Holdings*

		Maturity	Percent of			Maturity	Percent of
Description	Coupon	Date	Net Assets	Description	Coupon	Date	Net Assets

FNMA 256982	6.00%	11/01/17	9.5%	FHRR R006 AK	5.75%	12/15/18	4.8%

FHR 2388 BG	6.50%	12/15/31	8.9%	FHLMC J05907	6.00%	08/01/19	4.6%

GNR 02-41 TE	6.00%	07/16/31	7.2%	FHR 2492 PE	6.00%	01/15/22	4.4%

FHR 2435 HL	6.50%	09/15/31	6.8%	FNR 07-77 J	5.50%	10/25/28	3.7%

FHR 2495 VB	6.00%	09/15/17	6.5%	Total of Net Assets			61.5%

FHR 3176 HA	6.00%	02/15/28	5.1%

*"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings below.

**The average effective duration considers the call and put date of a security and the pre-payment risk of mortgage-backed bonds to measure the sensitivity of the Fund's price due to changes in interest rates.

Investment in Securities
at February 29, 2008 (Unaudited)
	Principal
	Amount	Value
	(M=$1,000)	(Note 2)

U.S. Government Obligations		100.0%
U.S. Government Agency
Obligations	100.0%
Federal Home Loan Mortgage
Corporation	57.5%
Collateralized Mortgage Obligations:
FHR 2835 VK
5.5%, 11/15/12	1,080M $	1,108,720
FHR 2353 TD
6%, 09/15/16	266M	281,340
FHR 2495 VB
6%, 09/15/17	10,000M	10,407,493
FHRR R005 AB
5.5%, 12/15/18	4,452M	4,584,331
FHRR R006 AK
5.75%, 12/15/18	7,527M	7,719,961
FHR 2492 PE
6%, 01/15/22	6,874M	7,046,376
FHR 3165 JA
5.5%, 04/15/26	4,775M	4,914,183
FHR 3176 HA
6%, 02/15/28	7,939M	8,177,238
FHR 2435 HL
6.5%, 09/15/31	10,526M	10,906,802

	Principal
	Amount	Value
	(M=$1,000)	(Note 2)

FHR 2388 BG
6.5%, 12/15/31	13,490M $	14,246,949

		69,393,393

Mortgage-Backed Securities:
10-Year:
FHLMC E88437
5.5%, 03/01/12	300M	311,473
FHLMC E88621
5.5%, 03/01/12	219M	226,170
FHLMC E89015
6.5%, 04/01/12	374M	393,196
FHLMC E89586
5.5%, 05/01/12	222M	229,617
FHLMC E89815
5.5%, 05/01/12	222M	229,834
FHLMC G11271
5.5%, 05/01/12	330M	341,484
FHLMC E93390
5.5%, 07/01/12	126M	130,120
FHLMC E91150
5.5%, 09/01/12	239M	247,801
FHLMC E91152
5.5%, 09/01/12	52M	53,722
FHLMC E91428
5.5%, 09/01/12	172M	178,899

	Principal
	Amount	Value
	(M=$1,000)	(Note 2)

FHLMC E91504
5.5%, 09/01/12	300M $	311,207
FHLMC E94026
5.5%, 02/01/13	1,968M	2,048,412
FHLMC E94029
5.5%, 02/01/13	675M	701,074
FHLMC B10204
5.5%, 10/01/13	391M	407,410
FHLMC B10950
5.5%, 11/01/13	595M	619,846

		6,430,265

15-Year:
FHLMC E49621
7%, 07/01/08	5M	4,677
FHLMC E54549
6.5%, 09/01/08	3M	2,768
FHLMC E00292
6.5%, 04/01/09	8M	7,930
FHLMC G10330
7%, 01/01/10	34M	35,058
FHLMC E61405
7%, 08/01/10	7M	7,214
FHLMC E62686
7%, 01/01/11	100M	102,866
FHLMC E00422
7%, 03/01/11	45M	46,699

The accompanying notes are an integral part of the financial statements.

●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●

Sentinel Short Maturity Government Fund

	Principal
	Amount	Value
	(M=$1,000)	(Note 2)

FHLMC M30120
5.5%, 05/01/11	58M $	59,520
FHLMC M30121
5.5%, 05/01/11	93M	95,039
FHLMC E00436
7%, 06/01/11	22M	23,115
FHLMC E64484
7%, 06/01/11	6M	6,698
FHLMC M30123
6.5%, 07/01/11	56M	58,397
FHLMC E85491
6.5%, 09/01/11	109M	112,864
FHLMC F70014
7.5%, 09/01/11	108M	112,086
FHLMC E72904
8%, 11/01/11	22M	23,226
FHLMC F70015
8%, 12/01/11	92M	95,961
FHLMC G10654
7%, 02/01/12	206M	214,345
FHLMC G10705
6.5%, 08/01/12	283M	295,651
FHLMC E93347
5.5%, 12/01/12	254M	264,660
FHLMC G11228
6.5%, 12/01/12	60M	62,096
FHLMC E94628
5%, 02/01/13	951M	984,010
FHLMC M30171
5.5%, 06/01/13	55M	56,629
FHLMC E72131
6.5%, 08/01/13	202M	211,422
FHLMC G11135
6.5%, 08/01/13	215M	221,355
FHLMC E72178
6.5%, 09/01/13	105M	110,094
FHLMC G10965
7.5%, 10/01/14	54M	56,096
FHLMC E82128
7%, 03/01/15	68M	70,392
FHLMC E00843
8%, 04/01/15	23M	24,255
FHLMC E01009
6.5%, 08/01/16	883M	924,566
FHLMC G11585
7%, 02/01/17	698M	731,527
FHLMC E88357
6.5%, 03/01/17	179M	187,218
FHLMC J05907
6%, 08/01/19	7,120M	7,366,434

		12,574,868

20-Year:
FHLMC C90035
6.5%, 11/01/13	234M	246,434
FHLMC D94982
7%, 04/01/16	176M	186,737

	Principal
	Amount	Value
	(M=$1,000)	(Note 2)

FHLMC D94230
7.5%, 10/01/19	298M $	324,453

		757,624

30-Year:
FHLMC 160054
9.25%, 07/01/08	487	495
FHLMC 303073
8.5%, 03/01/09	6M	5,615
FHLMC 254499
7.75%, 06/01/09	992	995
FHLMC 160081
10.25%, 06/01/09	278	294
FHLMC 181586
8%, 12/01/09	1M	1,104
FHLMC 555131
8.25%, 12/01/09	787	803
FHLMC 141161
7.75%, 04/01/17	9M	9,775
FHLMC 302609
8%, 08/01/17	67M	71,899
FHLMC G00100
8%, 02/01/23	20M	21,696
FHLMC A17291
6.5%, 11/01/33	2,794M	2,921,680

		3,034,356

Total Federal Home Loan
Mortgage Corporation		92,190,506

Federal National Mortgage
Association 30.0%
Collateralized Mortgage Obligations:
FNR 07-77 J
5.5%, 10/25/28	5,799M	5,993,344
FNR 07-84 PA
6%, 03/25/29	2,010M	2,093,064
FNR 07-65 DB
6%, 06/25/34	2,003M	2,072,844
FNR 05-105 TJ
5.5%, 12/25/35	2,737M	2,729,973

		12,889,225

Mortgage-Backed Securities:
10-Year:
FNMA 516230
8%, 08/01/09	42M	42,613
FNMA 253329
7.5%, 05/01/10	91M	94,339
FNMA 253362
7.5%, 05/01/10	98M	101,219
FNMA 253472
7.5%, 09/01/10	143M	147,902
FNMA 253507
7.5%, 09/01/10	95M	98,023
FNMA 595730
6.5%, 09/01/11	51M	52,824
FNMA 603547
6.5%, 09/01/11	65M	68,010

	Principal
	Amount	Value
	(M=$1,000)	(Note 2)

FNMA 254082
5.5%, 10/01/11	120M $	123,236
FNMA 254076
6.5%, 10/01/11	133M	138,105
FNMA 254119
5.5%, 11/01/11	170M	174,788
FNMA 254113
6.5%, 11/01/11	106M	110,648
FNMA 254163
5.5%, 12/01/11	257M	264,658
FNMA 254226
5.5%, 02/01/12	1,014M	1,044,145
FNMA 633905
5.5%, 03/01/12	195M	201,188
FNMA 644268
5.5%, 04/01/12	57M	59,115
FNMA 254399
6.5%, 06/01/12	830M	870,274
FNMA 254427
6.5%, 07/01/12	1,313M	1,376,322
FNMA 254457
6.5%, 07/01/12	234M	245,477
FNMA 254698
6.5%, 01/01/13	389M	409,420
FNMA 254882
5%, 08/01/13	108M	111,506
FNMA 255368
5.5%, 07/01/14	591M	616,870
FNMA 256982
6%, 11/01/17	14,759M	15,281,696

		21,632,378

15-Year:
FNMA 328089
7.25%, 08/01/09	3M	3,386
FNMA 511846
9%, 01/01/10	4M	3,912
FNMA 321199
7%, 09/01/10	54M	56,231
FNMA 324087
7%, 09/01/10	14M	14,173
FNMA 325432
7%, 09/01/10	26M	27,191
FNMA 313758
7%, 11/01/10	2M	2,170
FNMA 250441
6.5%, 12/01/10	40M	41,450
FNMA 303902
7%, 05/01/11	24M	24,730
FNMA 303943
6.5%, 06/01/11	119M	123,469
FNMA 250613
6.5%, 07/01/11	60M	62,755
FNMA 250781
6.5%, 12/01/11	22M	23,310
FNMA 367201
6.5%, 12/01/11	33M	34,639

The accompanying notes are an integral part of the financial statements.

●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●

Sentinel Short Maturity Government Fund

	Principal
	Amount	Value
	(M=$1,000)	(Note 2)

FNMA 367202
7%, 12/01/11	57M $	59,261
FNMA 370468
7%, 01/01/12	43M	45,470
FNMA 576800
8.5%, 01/01/12	40M	43,954
FNMA 390784
6%, 05/01/12	66M	68,289
FNMA 251300
7%, 08/01/12	105M	110,755
FNMA 596145
6.5%, 06/01/13	27M	27,835
FNMA 433301
6.5%, 07/01/13	527M	553,198
FNMA 512520
7%, 07/01/13	169M	171,897
FNMA 426453
5.5%, 10/01/13	247M	253,050
FNMA 446787
5.5%, 01/01/14	395M	404,562
FNMA 447881
5.5%, 01/01/14	165M	169,514
FNMA 496015
5.5%, 04/01/14	29M	29,619
FNMA 528088
5.5%, 05/01/14	233M	238,236
FNMA 536814
5.5%, 06/01/14	359M	367,423
FNMA 576789
5.5%, 06/01/14	100M	101,916
FNMA 768628
5.5%, 09/01/15	487M	499,178
FNMA 630985
7%, 09/01/15	478M	502,095
FNMA 594601
8.5%, 10/01/15	92M	104,833
FNMA 619191
6.5%, 12/01/15	566M	595,067
FNMA 535631
7%, 12/01/15	624M	655,730
FNMA 594602
9%, 01/01/16	17M	19,151
FNMA 535777
5.5%, 03/01/16	394M	404,183
FNMA 663227
6%, 03/01/16	382M	395,504
FNMA 574598
6%, 05/01/16	425M	440,402
FNMA 545298
5.5%, 11/01/16	368M	377,904
FNMA 614920
5.5%, 12/01/16	428M	439,575
FNMA 792797
5.5%, 04/01/17	678M	694,828
FNMA 671380
6%, 11/01/17	318M	329,347

	Principal
	Amount	Value
	(M=$1,000)	(Note 2)

FNMA 679165
5.5%, 02/01/18	363M $	373,053
FNMA 725284
7%, 11/01/18	2,978M	3,129,765

		12,023,010

20-Year:
FNMA 190659
7%, 02/01/14	195M	207,877
FNMA 190697
7%, 03/01/14	383M	408,833
FNMA 251716
10.5%, 03/01/18	25M	28,326

		645,036

30-Year:
FNMA 13481
7.75%, 05/01/08	7	7
FNMA 44045
8%, 06/01/08	218	219
FNMA 176044
8.5%, 09/01/08	1M	1,381
FNMA 439
9%, 06/01/09	441	452
FNMA 10134
8.75%, 08/01/09	6M	6,070
FNMA 366221
9.5%, 03/01/11	11M	11,738
FNMA 23
8.5%, 08/01/11	2M	2,317
FNMA 401612
7%, 05/01/12	6M	5,814
FNMA 124871
7%, 05/01/13	196M	206,067
FNMA 20497
8.75%, 07/01/13	7M	7,400
FNMA 44046
7.5%, 02/01/14	140	140
FNMA 454727
10.5%, 01/01/16	31M	33,858
FNMA 626664
6%, 04/01/17	294M	304,453
FNMA 49584
8.25%, 09/01/17	47M	50,314
FNMA 479421
7%, 09/01/21	79M	83,951
FNMA 207530
8.25%, 04/01/22	13M	13,725
FNMA 175123
7.45%, 08/01/22	143M	154,967

		882,873

Total Federal National
Mortgage Association		48,072,522

Government National Mortgage
Corporation	12.5%
Collateralized Mortgage Obligations:
GNR 02-41 TE
6%, 07/16/31	11,099M	11,491,620

	Principal
	Amount	Value
	(M=$1,000)	(Note 2)

Mortgage-Backed Securities:
10-Year:
GNMA 634538
6%, 09/15/14	555M $	574,691
GNMA 634545
6.5%, 09/15/14	537M	563,616

		1,138,307

15-Year:
GNMA 342744
6.5%, 08/15/08	6M	5,677
GNMA 352121
6.5%, 08/15/08	711	718
GNMA 326462
6.5%, 10/15/08	16M	16,289
GNMA 370871
6.5%, 10/15/08	6M	5,946
GNMA 364469
6%, 11/15/08	2M	1,865
GNMA 354532
6%, 01/15/09	3M	3,339
GNMA 780303
6.5%, 02/15/09	10M	10,466
GNMA 345594
6%, 03/15/09	12M	12,294
GNMA 366674
6%, 03/15/09	10M	10,087
GNMA 388287
6%, 03/15/09	14M	14,091
GNMA 355866
6%, 04/15/09	16M	16,290
GNMA 360238
6%, 04/15/09	12M	12,093
GNMA 366773
6%, 04/15/09	12M	12,697
GNMA 371934
6%, 04/15/09	13M	13,617
GNMA 375876
6%, 04/15/09	9M	8,762
GNMA 378884
6%, 04/15/09	10M	9,728
GNMA 385492
6%, 04/15/09	9M	9,558
GNMA 391659
6.5%, 04/15/09	49M	49,696
GNMA 780369
7%, 09/15/09	15M	15,262
GNMA 415068
6%, 01/15/11	14M	14,894
GNMA 780659
7.5%, 08/15/12	12M	13,037
GNMA II 2542
7%, 01/20/13	39M	41,057
GNMA 462328
6.5%, 04/15/13	132M	138,105
GNMA 780759
6.5%, 04/15/13	227M	237,778

The accompanying notes are an integral part of the financial statements.

●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●

Sentinel Short Maturity Government Fund

Principal
Amount		Value
(M=$1,000)		(Note 2)

GNMA 349029
7%, 04/15/13	19M $	20,495
GNMA 456869
6.5%, 05/15/13	10M	10,641
GNMA 780859
7.5%, 09/15/13	16M	16,309
GNMA 780978
6.5%, 02/15/14	1,661M	1,742,279
GNMA 781109
7%, 11/15/14	3,865M	4,052,936
GNMA 489953
6%, 12/15/16	82M	85,395

		6,601,401

20-Year:
GNMA 248682
9.75%, 06/15/10	7M	7,300
GNMA 628440
7%, 04/15/24	782M	841,174

		848,474

30-Year:
GNMA 91758
10%, 11/15/09	480	510
GNMA 495
10%, 02/20/16	502	596

		1,106

Total Government National
Mortgage Corporation		20,080,908

Total U.S. Government
Obligations
(Cost $158,061,695)		160,343,936

Corporate Short-Term Notes		0.6%
Fortis Funding
3%, 03/03/08
(Cost $999,833)	1,000M	999,833

Total Investments 100.6%
(Cost $159,061,528)†		161,343,769

Excess of Liabilities
Over Other
Assets (0.6)%		(1,007,973)

Net Assets 100.0%	$ 160,335,796

† Cost for federal income tax purposes is $159,061,528. At February 29, 2008 unrealized appreciation for federal income tax purposes aggregated $2,282,241 of which $2,346,476 related to appreciated securities and $64,235 related to depreciated securities.

The accompanying notes are an integral part of the financial statements.

●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●

Sentinel Small Company Fund

Fund Profile at February 29, 2008 (Unaudited)

Top Sectors
Sector	Percent of Net Assets	Sector	Percent of Net Assets

Information Technology	18.6%	Consumer Discretionary	10.%

Industrials	18.4%	Materials	5.%

Health Care	16.3%	Consumer Staples	4.%

Financials	12.9%	Utilities	0.%

Energy	10.8%	Telecommunication Services	0.%

Top 10 Holdings*
Description	Percent of Net Assets	Description	Percent of Net Assets

Ansys, Inc.	2.2%	Micros Systems, Inc.	1.6%

Superior Energy Services	2.2%	Nice Systems Ltd.	1.6%

Core Laboratories NV	2.0%	Tetra Technologies, Inc.	1.5%

LKQ Corp.	1.8%	Selective Insurance Group	1.5%

Aptargroup, Inc.	1.7%	Total of Net Assets	17.8%

Oil States Int'l. Inc	1.7%

*"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Investment in Securities
at February 29, 2008 (Unaudited)

	Shares	Value
		(Note 2)

Common Stocks 98.4%
Consumer Discretionary 10.0%
Bright Horizons Family
Solutions, Inc. *	445,000 $	20,016,100
Choice Hotels Int'l. Inc	375,000	12,168,750
Dress Barn, Inc. *	745,000	9,819,100
Iconix Brand Group, Inc. *	595,000	12,364,100
LKQ Corp. *	1,165,000	24,744,600
McCormick & Schmick's
Seafood Restaurants,
Inc. *	670,000	7,262,800
Men's Wearhouse, Inc.	285,000	6,566,400
Monarch Casino &
Resort, Inc. *	455,000	7,562,100
Sonic Corp. *	645,000	13,757,850
Tractor Supply Co. *	210,000	7,862,400
Wolverine World Wide,
Inc.	625,000	16,562,500

		138,686,700

Consumer Staples 4.8%
Casey's General Stores,
Inc.	390,000	9,769,500
Chattem, Inc. *	220,000	17,138,000
Church & Dwight Co., Inc.	335,000	17,909,100
Flowers Foods, Inc.	498,100	11,286,946

	Shares	Value
		(Note 2)

Hain Celestial Group,
Inc. *	405,000 $	10,935,000

		67,038,546

Energy 10.8%
Cabot Oil & Gas Corp.	155,000	7,711,250
Comstock Resources,
Inc. *	570,000	20,691,000
Core Laboratories NV *	225,000	27,360,000
Dril-Quip, Inc. *	132,400	6,193,672
NATCO Group, Inc. *	260,000	12,389,000
Oil States Int'l. Inc *	560,000	23,609,600
Superior Energy
Services *	760,000	30,924,400
Tetra Technologies, Inc. * 1,225,000		21,045,500

		149,924,422

Financials 12.9%
Delphi Financial Group,
Inc.	415,000	12,516,400
Endurance Specialty
Holdings Ltd.	465,000	18,274,500
First Midwest Bancorp Inc.	465,000	12,113,250
Glacier Bancorp, Inc.	781,100	13,427,109
Healthcare Realty Trust,
Inc. * (b)	370,000	8,802,300
Investment Technology
Group, Inc. *	450,000	20,961,000

	Shares	Value
		(Note 2)

Lexington Realty
Trust * (b)	695,000 $	10,056,650
National Financial
Partners Corp.	355,000	8,438,350
optionsXpress Holdings,
Inc.	870,000	20,149,200
Portfolio Recovery
Associates, Inc.	525,000	19,173,000
Selective Insurance Group	885,000	21,027,600
Signature Bank *	2,400	63,600
UCBH Holdings, Inc.	1,225,000	13,830,250

		178,833,209

Health Care 16.3%
American Medical
Systems Holdings,
Inc. *	1,174,200	17,131,578
Arthrocare Corp. *	45,320	1,819,598
Bio-Rad Laboratories,
Inc. *	195,000	18,415,800
Gen-Probe, Inc. *	245,000	11,713,450
HealthExtras, Inc. *	610,000	16,805,500
Healthways, Inc. *	260,000	8,931,000
Idexx Laboratories, Inc. *	130,000	7,211,100
Immucor, Inc. *	475,000	14,155,000
Integra LifeSciences
Holdings Corp. *	365,000	15,125,600
inVentiv Health, Inc. *	395,000	12,561,000

The accompanying notes are an integral part of the financial statements.

●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●

Sentinel Small Company Fund

	Shares	Value
		(Note 2)

Meridian Bioscience, Inc.	435,000 $	14,907,450
Omrix
Biopharmaceuticals,
Inc. *	431,200	10,413,480
Psychiatric Solutions,
Inc. *	590,000	16,691,100
Sirona Dental Systems,
Inc.	380,000	9,883,800
Techne Corp. *	174,100	11,906,699
Varian, Inc. *	185,000	10,017,750
Vital Signs, Inc.	225,000	11,441,250
West Pharmaceutical
Services, Inc.	415,000	17,139,500

		226,270,655

Industrials 18.4%
American Reprographics
Co. *	840,000	13,591,200
Clarcor, Inc.	490,000	17,542,000
Consolidated Graphics,
Inc. *	315,000	16,754,850
CRA Int'l. Inc *	410,000	15,571,800
Curtiss-Wright Corp.	310,000	13,038,600
Dynamic Materials Corp.	135,000	7,693,650
ESCO Technologies,
Inc. *	385,000	12,728,100
Forward Air Corp.	495,400	14,539,990
Healthcare Services
Group	514,900	10,184,722
Heartland Express, Inc.	945,000	13,211,100
Heico Corp.	210,000	7,641,900
IDEX Corp.	655,000	19,754,800
Interline Brands, Inc. *	520,000	9,240,400
Kaydon Corp.	325,000	13,880,750
Moog, Inc. *	385,000	15,800,400
Ritchie Bros Auctioneers,
Inc.	56,140	4,020,185
Toro Co.	265,000	12,767,700
Wabtec Corp.	490,000	16,958,900
Waste Connections, Inc. *	660,000	20,037,600

		254,958,647

Information Technology 18.6%
Ansoft Corp. *	515,000	12,524,800
Ansys, Inc. *	830,000	31,017,100
Blackbaud, Inc.	385,000	10,063,900
Daktronics, Inc.	1,110,000	19,180,800
Diodes, Inc. *	835,000	18,845,950
Factset Research
Systems, Inc.	185,000	9,738,400
Formfactor, Inc. *	635,000	11,385,550

	Shares	Value
		(Note 2)

Jack Henry & Associates,
Inc.	305,000 $	7,176,650
Micros Systems, Inc. *	710,000	22,748,400
NeuStar, Inc. *	570,000	14,626,200
Nice Systems Ltd. ADR *	670,000	21,627,600
Polycom, Inc. *	500,000	10,900,000
Power Integrations, Inc. *	525,000	13,807,500
Progress Software Corp. *	475,000	13,556,500
Quality Systems, Inc.	600,000	19,548,000
Rofin-Sinar Technologies,
Inc. *	365,000	14,370,050
Supertex, Inc. *	375,000	7,762,500

		258,879,900

Materials 5.3%
Aptargroup, Inc.	630,000	23,612,400
Carpenter Technology
Corp.	260,000	16,335,800
RTI Int'l. Metals, Inc. *	280,000	15,363,600
Silgan Holdings, Inc.	385,000	17,994,900

		73,306,700

Telecommunication Services		0.6%
Cbeyond, Inc. *	545,000	8,932,550

Utilities 0.7%
Atmos Energy Corp.	370,000	9,620,000

Total Common Stocks
(Cost $1,264,774,172)		1,366,451,329

	Principal
	Amount
	(M=$1,000)

Corporate Short-Term Notes		2.3%
American Express
2.85%, 03/05/08	2,700M	2,699,145
BMW U.S. Capital
2.92%, 03/03/08	3,750M	3,749,392
Fortis Funding
3%, 03/07/08	4,900M	4,897,550
General Electric Capital Crp.
2.9%, 03/04/08	2,000M	1,999,517
General Electric Co.
2.98%, 03/04/08	3,250M	3,249,193
New Jersey Natural Gas
2.95%, 03/05/08	3,750M	3,748,771
2.98%, 03/13/08	3,900M	3,896,126
Prudential Funding
2.9%, 03/03/08	5,000M	4,999,194

Principal
Amount		Value
	(M=$1,000)	(Note 2)

Wells Fargo Co.
2.98%, 03/14/08	2,100M $	2,097,740

Total Corporate
Short-Term Notes
(Cost $31,336,628)		31,336,628

Total Investments 100.7%
(Cost $1,296,110,800)†		1,397,787,957

Excess of Liabilities
Over Other
Assets (0.7)%		(9,630,051)

Net Assets 100.0%		$ 1,388,157,906

* Non-income producing

† Cost for federal income tax purposes is $1,296,110,800. At February 29, 2008 unrealized appreciation for federal income tax purposes aggregated $101,677,157 of which $233,943,852 related to appreciated securities and $132,266,695 related to depreciated securities.

(b) Real Estate Investment Trusts ADR - American Depository Receipt

The accompanying notes are an integral part of the financial statements.

●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●

Sentinel Small/Mid Cap Fund

Fund Profile at February 29, 2008 (Unaudited)

Top Sectors
Sector	Percent of Net Assets	Sector	Percent of Net Assets

Industrials	18.3%	Energy	9.%

Information Technology	17.3%	Materials	5.%

Health Care	16.2%	Consumer Staples	5.%

Financials	11.8%	Utilities	1.%

Consumer Discretionary	10.7%	Telecommunication Services	0.%

Top 10 Holdings*
Description	Percent of Net Assets	Description	Percent of Net Assets

Ansys, Inc.	1.6%	Clarcor, Inc.	1.4%

Nice Systems Ltd.	1.5%	Ametek, Inc.	1.4%

Core Laboratories NV	1.5%	Waste Connections, Inc.	1.3%

ITT Corp.	1.5%	Comstock Resources, Inc.	1.3%

Qiagen NV	1.4%	Total of Net Assets	14.3%

IDEX Corp.	1.4%

*"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Investment in Securities
at February 29, 2008 (Unaudited)

Shares		Value
		(Note 2)

Common Stocks 96.2%
Consumer Discretionary	10.7%
BorgWarner, Inc.	2,100 $	90,531
Choice Hotels Int'l. Inc	3,450	111,953
Darden Restaurants, Inc.	2,250	69,367
DeVry, Inc.	2,150	94,471
Harman Int'l. Industries,
Inc.	1,350	55,620
Iconix Brand Group, Inc. *	5,000	103,900
LKQ Corp. *	3,000	63,720
Meredith Corp.	1,800	78,030
National CineMedia, Inc.	1,850	39,867
O'Reilly Automotive, Inc. *	3,050	82,228
Phillips-Van Heusen Corp.	2,950	107,705
Service Corp
International/US	7,550	81,540

		978,932

Consumer Staples 5.1%
Central European
Distribution Corp *	1,750	101,815
Chattem, Inc. *	1,150	89,585
Church & Dwight Co., Inc.	900	48,114
Flowers Foods, Inc.	3,650	82,709
Hain Celestial Group,
Inc. *	2,500	67,500

	Shares	Value
		(Note 2)

McCormick & Co., Inc.	2,200 $	75,790

		465,513

Energy 9.3%
Comstock Resources,
Inc. *	3,300	119,790
Core Laboratories NV *	1,100	133,760
FMC Technologies, Inc. *	1,800	101,988
NATCO Group, Inc. *	2,100	100,065
Oceaneering Int'l. Inc *	1,700	102,000
Range Resources Corp.	1,700	104,006
Superior Energy
Services *	2,850	115,967
Tetra Technologies, Inc. *	3,900	67,002

		844,578

Financials 11.8%
Affiliated Managers
Group, Inc. *	800	77,080
AllianceBernstein Holding
LP *	700	43,435
City National Corp/CA	1,300	66,625
Cullen/Frost Bankers, Inc.	1,900	97,128
HCC Insurance Holdings,
Inc.	2,750	66,165
Home Properties, Inc. * (b)	1,100	50,622
Investment Technology
Group, Inc. *	1,950	90,831

	Shares	Value
		(Note 2)

National Financial
Partners Corp.	3,550 $	84,383
optionsXpress Holdings,
Inc.	1,950	45,162
Philadelphia Consolidated
Holding Co. *	1,750	59,360
Portfolio Recovery
Associates, Inc.	1,850	67,562
Raymond James
Financial, Inc.	2,700	60,669
UCBH Holdings, Inc.	5,700	64,353
Willis Group Holdings Ltd.	2,500	82,125
WR Berkley Corp.	1,650	47,504
Zions Bancorporation	1,450	69,237

		1,072,241

Health Care 16.2%
Arthrocare Corp. *	300	12,045
Beckman Coulter, Inc.	1,400	94,500
Dentsply Int'l. Inc	2,350	91,744
Endo Pharmaceuticals
Holdings, Inc. *	3,650	95,849
Gen-Probe, Inc. *	2,100	100,401
Hologic, Inc. *	1,350	81,419
Idexx Laboratories, Inc. *	1,250	69,337
Immucor, Inc. *	3,150	93,870
Intuitive Surgical, Inc. *	190	53,565

The accompanying notes are an integral part of the financial statements.

●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●

Sentinel Small/Mid Cap Fund

Shares		Value
		(Note 2)

Millipore Corp. *	1,350 $	94,365
Omrix
Biopharmaceuticals,
Inc. *	2,600	62,790
Pharmaceutical Product
Development, Inc.	1,530	68,957
Psychiatric Solutions,
Inc. *	2,900	82,041
Qiagen NV *	5,950	130,841
Techne Corp. *	1,150	78,648
Varian Medical Systems,
Inc. *	1,750	91,787
Varian, Inc. *	1,750	94,763
Vital Signs, Inc.	1,500	76,275

		1,473,197

Industrials 18.3%
Ametek, Inc.	2,900	123,511
Clarcor, Inc.	3,500	125,300
Consolidated Graphics,
Inc. *	1,450	77,126
Copart, Inc. *	2,800	116,648
Equifax, Inc.	2,700	92,394
ESCO Technologies,
Inc. *	2,050	67,773
Graco, Inc.	2,000	69,420
Heico Corp.	2,550	92,795
IDEX Corp.	4,200	126,672
Interline Brands, Inc. *	4,200	74,634
ITT Corp.	2,350	132,164
Kaydon Corp.	2,500	106,775
MSC Industrial Direct Co.	1,400	56,812
Quanta Services, Inc. *	4,050	96,714
Ritchie Bros Auctioneers,
Inc.	410	29,360
Roper Industries, Inc.	1,950	109,980
Stericycle, Inc. *	850	45,806
Waste Connections, Inc. *	3,950	119,922

		1,663,806

Information Technology	17.3%
Amdocs Ltd. *	3,250	100,750
Amphenol Corp.	1,750	64,697
Ansys, Inc. *	3,850	143,874
Dolby Laboratories, Inc. *	2,000	88,500
Factset Research
Systems, Inc.	1,350	71,064
Flir Systems, Inc. *	2,200	62,612
Formfactor, Inc. *	3,300	59,169
Harris Corp.	1,600	78,128
Intersil Corp.	3,050	70,973

	Shares	Value
		(Note 2)

Jack Henry & Associates,
Inc.	2,000 $	47,060
Logitech Int'l. SA *	2,200	56,276
Micros Systems, Inc. *	2,400	76,896
NeuStar, Inc. *	3,700	94,942
Nice Systems Ltd. ADR *	4,350	140,418
Nuance Communications,
Inc. *	6,650	109,393
Polycom, Inc. *	5,450	118,810
Power Integrations, Inc. *	2,500	65,750
Trimble Navigation Ltd. *	2,300	62,882
Valueclick, Inc. *	3,150	60,827

		1,573,021

Materials 5.8%
Balchem Corp.	2,350	47,094
Haynes Int'l. Inc *	1,200	68,172
Pactiv Corp. *	4,350	110,142
Sigma-Aldrich Corp.	2,150	118,293
Silgan Holdings, Inc.	2,150	100,491
Steel Dynamics, Inc.	1,500	87,390

		531,582

Telecommunication Services 0.6%
Cbeyond, Inc. *	3,600	59,004

Utilities 1.1%
Atmos Energy Corp.	3,800	98,800

Total Common Stocks
(Cost $9,705,778)		8,760,674

	Principal
	Amount
(M=$1,000)

Corporate Short-Term Notes		3.3%
Prudential Funding
2.7%, 03/03/08
(Cost $299,955)	300M	299,955

Total Investments 99.5%
(Cost $10,005,733)†		9,060,629

Other Assets in
Excess of
Liabilities 0.5%		42,649

Net Assets 100.0%	$ 9,103,278

* Non-income producing

† Cost for federal income tax purposes is $10,005,733. At February 29, 2008 unrealized depreciation for federal income tax purposes aggregated $945,104 of which $156,732 related to appreciated securities and $1,101,836 related to depreciated securities.

(b) Real Estate Investment Trusts

The accompanying notes are an integral part of the financial statements.

●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●●

Sentinel U.S. Treasury Money Market Fund

Investment in Securities at February 29, 2008 (Unaudited)

Principal
Amount		Value
(M=$1,000)		(Note 2)

U.S. Government Obligations		99.8%
U.S. Government Agency
Obligations 18.1%
Federal Home Loan Bank 4.2%
Agency Discount Notes:
Federal Home Loan Bank
Discount Notes
2.75%, 03/05/08	265M $	264,919
Federal Home Loan Bank
Discount Notes
3.827%, 03/17/08	500M	499,150
Federal Home Loan Bank
Discount Notes
3.64%, 03/19/08	925M	923,316
Federal Home Loan Bank
Discount Notes
2.68%, 03/24/08	300M	299,486
Federal Home Loan Bank
Discount Notes
2.8%, 03/24/08	126M	125,775
Federal Home Loan Bank
Discount Notes
2.7%, 03/31/08	400M	399,100

Total Federal Home Loan
Bank		2,511,746

Federal Home Loan Mortgage
Corporation 5.2%
Agency Discount Notes:
Freddie Mac Discount Notes
2.8%, 03/04/08	270M	269,937
Freddie Mac Discount Notes
2.7%, 03/07/08	1,170M	1,169,474
Freddie Mac Discount Notes
3.67%, 03/07/08	900M	899,450
Freddie Mac Discount Notes
2.736%, 03/10/08	500M	499,670
Freddie Mac Discount Notes
2.74%, 03/25/08	250M	249,543

Total Federal Home Loan
Mortgage Corporation		3,088,074

Federal National Mortgage
Association 8.7%
Agency Discount Notes:
Fannie Mae Discount Notes
4.08%, 03/03/08	935M	934,788
Fannie Mae Discount Notes
2.77%, 03/11/08	960M	959,261
Fannie Mae Discount Notes
2.705%, 03/12/08	1,020M	1,019,157
Fannie Mae Discount Notes
2.75%, 03/17/08	365M	364,554
Fannie Mae Discount Notes
2.69%, 03/31/08	1,005M	1,002,747

Principal
Amount		Value
(M=$1,000)		(Note 2)

Fannie Mae Discount Notes
3.631%, 04/01/08	900M $	897,186

Total Federal National
Mortgage Association		5,177,693

Total U.S. Government
Agency Obligations		10,777,513

U.S. Treasury Obligations 81.7%
U.S. Treasury Bill
1.665%, 03/06/08	3,695M	3,694,146
U.S. Treasury Bill
2.785%, 03/06/08	6,280M	6,277,571
U.S. Treasury Bill
2.081%, 03/13/08	4,500M	4,496,878
U.S. Treasury Bill
2.36%, 03/20/08	2,200M	2,197,260
U.S. Treasury Bill
2.71%, 03/20/08	5,500M	5,492,133
U.S. Treasury Bill
3.14%, 03/20/08	3,525M	3,519,158
U.S. Treasury Bill
1.956%, 03/27/08	5,000M	4,992,937
U.S. Treasury Bill
3.069%, 03/27/08	530M	528,825
U.S. Cash Management Bill
2.03%, 04/15/08	5,000M	4,987,313
U.S. Cash Management Bill
2.331%, 04/15/08	5,000M	4,985,431
U.S. Cash Management Bill
2.393%, 04/15/08	425M	423,729
U.S. Treasury Bill
2.359%, 04/17/08	1,015M	1,011,874
U.S. Treasury Bill
2.429%, 04/17/08	6,000M	5,980,973

Total U.S. Treasury
Obligations		48,588,228

Total Investments 99.8%
(Cost $59,365,741)†		59,365,741

Other Assets in
Excess of
Liabilities 0.2%		124,443

Net Assets 100.0%	$ 59,490,184

† Also cost for federal income tax purposes.

The accompanying notes are an integral part of the financial statements.

NOTE 1: ORGANIZATION:

Sentinel Group Funds, Inc. ("Company") is registered as an open-end investment company under the Investment Company Act of 1940, as amended. The Company consists of fifteen separate series -- Sentinel Balanced Fund, Sentinel Capital Growth Fund, Sentinel Common Stock Fund, Sentinel Conservative Allocation Fund, Sentinel Georgia Municipal Bond Fund (a non-diversified series), Sentinel Government Securities Fund, Sentinel Growth Leaders Fund (a non-diversified series), Sentinel High Yield Bond Fund, Sentinel International Equity Fund, Sentinel Mid Cap Growth Fund, Sentinel Mid Cap Value Fund (a non-diversified series), Sentinel Short Maturity Government Fund, Sentinel Small Company Fund, Sentinel Small/Mid Cap Fund and Sentinel U.S. Treasury Money Market Fund, each individually referred to as a Fund. All Funds offer Class A shares. Class B shares are no longer available for additional purchases from any Fund, except by the exchange of Class B shares between Funds or the reinvestment of dividends and distributions paid on Class B shares. The following funds offer Class B shares: Sentinel Balanced, Sentinel Common Stock, Sentinel Conservative Allocation, Sentinel High Yield Bond, Sentinel International Equity, Sentinel Mid Cap Growth, Sentinel Small Company and Sentinel U.S. Treasury Money Market Fund. Sentinel Balanced, Sentinel Capital Growth, Sentinel Common Stock, Sentinel Conservative Allocation, Sentinel Government Securities, Sentinel Growth Leaders, Sentinel High Yield Bond, Sentinel International Equity, Sentinel Mid Cap Growth, Sentinel Mid Cap Value, Sentinel Short Maturity Government, Sentinel Small Company Fund and Sentinel Small/Mid Cap Fund offer Class C shares. Sentinel Balanced Fund offers Class D shares, which are closed to additional purchases, except by the reinvestment of dividends and distributions paid on Class D shares. Sentinel Common Stock, Sentinel Georgia Municipal Bond, Sentinel Government Securities, Sentinel Mid Cap Value, Sentinel Small Company and Small/Mid Cap Funds offer Class I shares. Sentinel Short Maturity Government Fund offers Class S shares.

NOTE 2: PRICING FUND SHARES:

Net asset value for each Fund is calculated once, at the close of the NYSE usually 4:00 p.m. Eastern Time, each business day that the NYSE is open. The net asset value per share is computed by dividing the total value of the assets of each Fund, less its liabilities, by the total number of each Fund’s outstanding shares.

Equity securities that are traded on a national or foreign securities exchange and over-the-counter securities listed in the NASDAQ National Market System are valued at the last reported sales price or official closing price on the principal exchange on which they are traded.

Foreign equity securities traded on a foreign securities exchange are subject to fair value pricing when appropriate, using valuations provided by an independent pricing service.

Securities for which no sale was reported on the valuation date are valued at the mean between the last reported bid and asked prices.

Over-the-counter securities not listed on the NASDAQ National Market System are valued at the mean of the current bid and asked prices.

Fixed income securities with original maturities of greater than 60 days, including short-term securities with more than 60 days left to maturity, are valued on the basis of valuations provided by an independent pricing service. The mean between the bid and asked prices is generally used for valuation purposes.

Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before a Fund’s pricing time but after the close of the securities’ primary markets, will be fair valued under procedures adopted by the Funds’ Board. The Board has delegated this responsibility to a pricing committee, subject to its review and supervision.

Short-term securities with original maturities of less than 60 days are valued at cost plus accrued interest earned.

The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity.

NOTE 3:

     In September 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Statement No. 157 –Fair Value Measurements, that defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosures about fair value measurements. The Statement applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements. The Statement applies broadly to securities and other types of assets and liabilities. FASB 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. The Statement also establishes a fair value hierarchy which prioritizes inputs or assumptions to valuation techniques. These inputs are summarized in the three broad levels listed below:

  Level 1 – Quoted prices in active markets for identical securities.
  Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
  Level 3 – Significant unobservable inputs (including the Sentinel Pricing Committee’s own assumptions in determining the fair value of investments).

     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are normally valued using amortized cost, in accordance with rules under the Investment Company Act of 1940, as amended. Generally, amortized cost approximates the current fair value of a security, but since this value is not obtained from a quoted price in an active market, such securities are reflected as Level 2. There have been no significant changes in valuation techniques during the last fiscal period. The fair value measurements as of February 29, 2008 were as follows:

	Quoted Prices
	in Active	Other
	Markets for	Significant	Significant
	Identical	Observable Unobservable
Sentinel	Assets	Inputs	Inputs
Fund	(Level 1)	(Level 2)	(Level 3)	Total

Assets:
Investments in Securities:
Balanced	$ 176,282,010	$ 91,679,696	$ 3,134,063	$ 271,095,769

Capital
Growth	163,322,772	8,919,803	–	172,242,575

Common
Stock	1,201,126,776	34,333,228	–	1,235,460,004

Conservative
Allocation .	20,109,684	38,283,296	–	58,392,980

Georgia
Municipal
Bond	–	31,601,668	–	31,601,668

Government
Securities	–	389,427,414	34,335,762	423,763,176

Growth
Leaders	17,017,100	1,476,498	–	18,493,598

High Yield
Bond	954,695	49,097,867	4,551,819	54,604,381

International
Equity	17,045,070	142,443,575	–	159,488,645

Mid Cap
Growth	146,729,669	–	–	146,729,669

Mid Cap
Value	97,780,030	33,578,959	–	131,358,989

Short
Maturity
Governme
nt	–	161,343,769	–	161,343,769

Small
Company	1,366,451,329	31,336,628	–	1,397,787,957

Small/Mid
Cap	8,760,674	299,955	–	9,060,629

U.S.
Treasury
Money
Market	–	59,365,741	–	59,365,741

Liabilities:
Investments in Securities:
None.

Fair Value Level 3 activity for the fiscal period ended February 29, 2008 was as follows:

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) were effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

		Government	High Yield	Mid Cap
Sentinel Fund	Balanced	Securities	Bond	Value

Assets:
Investments in Securities:

Beginning Balance	$ – $	–	$ 4,726,062	$ 50,409

Purchases	3,133,594	34,115,272	–	–
Transfers Into Level
3	–	–	–	–
Sales	–	(5,513)	(6,250)	(23,988)
Transfers Out of
Level 3	–	–	–	–
Accrued
Amortization	(34)	(584)	971	–
Realized Gains
(Losses)	–	(170)	151	(26,719)
Unrealized Gains
(Losses)	503	226,757	(169,115)	298

Ending Balance	$ 3,134,063 $ 34,335,762 $ 4,551,819			$ –

Liabilities:
Investments in Securities:
None.

ITEM 3. EXHIBITS.

SEPARATE CERTIFICATIONS FOR EACH PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER OF THE REGISTRANT AS REQUIRED BY RULE 30A-2(A) UNDER THE 1940 ACT (17 CFR 270.30A -2(A)). Filed herewith as an exhibit.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sentinel Group Funds, Inc. By (Signature and Title) /s/ JOHN BIRCH -------------------------------------------- John Birch Chief Financial Officer

Date April 25, 2008 ----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ CHRISTIAN THWAITES
--------------------------------------------
Christian Thwaites,
President and Chief Executive Officer

Date April 25, 2008 ----------------

By (Signature and Title)* /s/ JOHN T. BIRCH -------------------------------------------- John Birch Chief Financial Officer

Date April 25, 2008 ----------------